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                                      NACo
                     [National Association of Counties Logo]

                                 NACo VARIABLE
                                     ACCOUNT

                                     [LOGO]

                                 Annual Report

                                       to
                      Participants and Retired Participants

                                December 31, 1999

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-2278-R (12/99)                                             [NATIONWIDE LOGO]

                               [NATIONWIDE LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY

       ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE




We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the NACo Variable Account.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000


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

CONTENTS

Statement of Assets, Liabilities and Contract Owners' Equity .............4


Statements of Operations .................................................7


Statements of Changes in Contract Owners' Equity .........................7


Notes to Financial Statements ...........................................21


Independent Auditors' Report ............................................39

================================================================================


                             NACo VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1999



Assets:

   Investments at market value:

      American Century: Income & Growth Fund (ACIncGro)
         327,908 shares (cost $10,035,374) .................................................................  $  11,165,271

      American Century: Twentieth Century Growth Fund (ACTCGro)
         5,237,248 shares (cost $118,688,077) ..............................................................    169,058,369

      American Century: Twentieth Century International Discovery Fund
         (ACTCIntDis) 860,837 shares (cost $13,733,472)....................................................      14,771,961

      American Century: Twentieth Century Ultra Fund, Inc. (ACTCUltra)
         11,536,275 shares (cost $359,586,142) .............................................................    528,130,674

      The Bond Fund of AmericaSM, Inc. (BdFdAm)
         1,336,676 shares (cost $18,321,658) ...............................................................     17,350,054

      Brown Capital Management - Small Company Fund (BrnCapSmCo)
         17,398 shares (cost $451,080) .....................................................................        499,311

      Dreyfus Appreciation Fund, Inc. (DryApp)
         112,258 shares (cost $4,894,398) ..................................................................      5,133,536

      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         26,939 shares (cost $442,651) .....................................................................        485,983

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         6,821,850 shares (cost $71,028,724) ...............................................................     99,257,922

      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         139,498 shares (cost $2,839,391) ..................................................................      3,121,958

      Federated Investment Series Fund, Inc. -
         Federated Bond Fund - Class F (FedBdFd)
         68,649 shares (cost $620,427) .....................................................................        619,218

      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
         1,067,372 shares (cost $11,418,196) ...............................................................     11,047,299

      Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
         52,029 shares (cost $2,579,667) ...................................................................      2,401,661

      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         92,669 shares (cost $1,050,420) ...................................................................      1,053,650

      Fidelity Capital & Income Fund (FidCapInc)
         272,398 shares (cost $2,471,759) ..................................................................      2,530,580

      Fidelity Contrafund (FidContr)
         10,272,213 shares (cost $475,808,705) .............................................................    616,538,251

      Fidelity Equity-Income Fund (FidEqInc)
         7,249,331 shares (cost $302,312,986) ..............................................................    387,694,230

      Fidelity Magellan(R)Fund (FidMgln)
         1,790,739 shares (cost $169,929,993) ..............................................................    244,668,721

      Fidelity OTC Portfolio (FidOTC)
         2,231,997 shares (cost $103,539,104) ..............................................................    151,708,846



      Fidelity Puritan(R) Fund (FidPurtn)
         2,457,388 shares (cost $45,838,681) ...............................................................     46,764,093

      INVESCO Dynamics Fund, Inc. (InvDynam)
         1,235,300 shares (cost $26,311,702) ...............................................................     31,944,860

      INVESCO Total Return Fund (InvTotRet)
         40,561 shares (cost $1,283,988) ...................................................................      1,174,643

      The Investment Company of America(R)(InvCoAm)
         3,633,045 shares (cost $94,489,767) ...............................................................    117,928,625

      MAS Funds - Fixed Income Portfolio (MASFIP)
         491,085 shares (cost $5,782,229) ..................................................................      5,347,920

      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         1,152,714 shares (cost $14,414,835) ...............................................................     23,434,670

      MFS(R)Growth Opportunities Fund - Class A (MFSGrOpp)
         1,214,157 shares (cost $15,597,079) ...............................................................     23,153,980

      MFS(R)High Income Fund - Class A (MFSHiInc)
         3,399,270 shares (cost $17,379,866) ...............................................................     16,962,358

      Morgan Stanley Institutional Fund, Inc. -
         Equity Growth Portfolio - Class B (MSIEqGroB)
         64,286 shares (cost $1,452,773) ...................................................................      1,600,720

      NAAT - The Aggressive Portfolio (NAATAggr)
         339,690 shares (cost $3,857,956) ..................................................................      4,765,847

      NAAT - The Conservative Portfolio (NAATCons)
         147,609 shares (cost $1,595,839) ..................................................................      1,613,362

      NAAT - The Moderate Portfolio (NAATMod)
         346,302 shares (cost $3,897,803) ..................................................................      4,456,903

      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         375,878 shares (cost $4,254,933) ..................................................................      5,006,699

      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         148,133 shares (cost $1,672,252) ..................................................................      1,777,601

      Nationwide(R) Fund - Class D (NWFund)
         6,780,029 shares (cost $183,437,918) ..............................................................    203,400,863

      Nationwide(R) Growth Fund - Class D (NWGroFd)
         524,480 shares (cost $6,930,999) ..................................................................      9,136,441

      Nationwide(R)Money Market Fund (NWMyMkt)
         94,350,161 shares (cost $94,350,161) ..............................................................     94,350,161

      Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
         644,314 shares (cost $7,601,951) ..................................................................      8,266,553

      Nationwide(R) Separate Account Trust - Income Fund (NSATInc)
         8,006 shares (cost $78,092) .......................................................................         76,857

      Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
         262,616 shares (cost $4,514,677) ..................................................................      5,809,076

      Neuberger & Berman Equity Funds (R)- Guardian Fund (NBGuard)
         1,991,499 shares (cost $48,520,175) ...............................................................     36,842,740

      Neuberger & Berman Equity Trust (R)- Partners Trust (NBPartTr)
         10,703 shares (cost $203,818) .....................................................................        192,440

      Prestige Balanced Fund - Class Y (PrBalY)
         61,843 shares (cost $681,557) .....................................................................        693,880

      Prestige International Fund - Class Y (PrIntY)
         27,851 shares (cost $306,910) .....................................................................        351,475

                                                                     (Continued)

                             NACo VARIABLE ACCOUNT

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

      Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
         160,043 shares (cost $2,093,597) ..................................................................      2,469,457

      Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         50,016 shares (cost $545,652) .....................................................................        498,662

      Prestige Small Cap Fund - Class Y (PrSmCapY)
         64,488 shares (cost $711,855) .....................................................................        823,506

      Oppenheimer Global Fund - Class A (OppGlob)
         67,729 shares (cost $3,800,795) ...................................................................      4,236,454

      Putnam Investors Fund - Class A (PutInvFd)
         9,059,511 shares (cost $112,433,642) ..............................................................    173,489,632

      Putnam Voyager Fund - Class A (PutVoyFd)
         14,938,988 shares (cost $277,404,396) .............................................................    462,511,081

      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         4,293,871 shares (cost $145,660,479) ..............................................................    195,371,131

      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         2,243,519 shares (cost $15,138,303) ...............................................................     19,339,134

      Short-Term Investments Trust - Treasury Portfolio -
         Institutional Class (AIMTreas)
         10,600,232 shares (cost $10,600,232) ..............................................................     10,600,232

      T. Rowe Price International Funds, Inc. -
         International Stock Fund(R) (TRIntStk)
         2,295,778 shares (cost $37,100,072) ...............................................................     43,688,649

      Templeton Foreign Fund - Class I (TemForFd)
         5,130,396 shares (cost $51,029,491) ...............................................................     57,563,043

      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         19,842 shares (cost $962,346) .....................................................................        989,304
                                                                                                              -------------
            Total investments ..............................................................................  3,883,870,547

   Accounts receivable .....................................................................................         93,361
                                                                                                              -------------
            Total assets ...................................................................................  3,883,963,908

Accounts payable ...........................................................................................         18,314
                                                                                                              -------------
Contract owners' equity (note 4) ...........................................................................$ 3,883,945,594
                                                                                                              =============

                 See accompanying notes to financial statements.



NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
STATEMENTS OF OPERATIONS
Years Ended December 31,1999 and 1998
                                                            Total                                ACIncGro
                                             ----------------------------------    ----------------------------------
                                                   1999               1998               1999               1998
                                             ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ...................   $    26,546,750         22,484,700             79,286                444
  Mortality and expense charges (note 2) .              --           (3,554,254)              --                 --
  Administration charges (note 2):
          Tier I .........................              --           (1,559,810)              --                 --
          Tier II ........................              --             (515,929)              --                 --
          Tier III .......................              --             (265,349)              --                 --
          Tier IV ........................              --              (97,218)              --                 --
          Tier V .........................              --             (147,275)              --                 --
  Variable account fee (notes 2 and 5) ...       (24,765,341)       (13,305,516)           (39,403)               (81)
                                             ---------------    ---------------    ---------------    ---------------
     Net investment activity .............         1,781,409          3,039,349             39,883                363

  Proceeds from mutual fund shares sold ..       523,300,317        392,315,249            596,336             26,345
  Cost of mutual fund shares sold ........      (437,839,290)      (333,148,949)          (571,759)           (27,018)
                                             ---------------    ---------------    ---------------    ---------------
  Realized gain (loss) on investments ....        85,461,027         59,166,300             24,577               (673)
  Change in unrealized gain (loss)
     on investments ......................       396,438,611        270,062,812          1,127,920              1,976
                                             ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ......       481,899,638        329,229,112          1,152,497              1,303
                                             ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...............       282,934,864        171,173,889              8,847              5,502
                                             ---------------    ---------------    ---------------    ---------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       766,615,911        503,442,350          1,201,227              7,168
                                             ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
     contract owners .....................       544,310,028        514,486,655          4,466,796             37,805
  Transfers between funds ................              --                 --            5,774,285            180,005
  Redemptions ............................      (212,060,207)      (203,846,704)          (501,303)              (708)
  Adjustments to maintain reserves .......           179,831             23,483                 (8)              --
                                             ---------------    ---------------    ---------------    ---------------
       Net equity transactions ...........       332,429,652        310,663,434          9,739,770            217,102

Net change in contract owners' equity ....     1,099,045,563        814,105,784         10,940,997            224,270
Contract owners' equity beginning
  of year ................................     2,784,900,031      1,970,794,247            224,270               --
                                             ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of year ......   $ 3,883,945,594      2,784,900,031         11,165,267            224,270
                                             ===============    ===============    ===============    ===============



                                                             ACTCGro                              ACTCIntDis
                                                ----------------------------------    ----------------------------------
                                                       1999        1998                           1999        1998
                                                ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ...................      $          --                 --                 --                 --
  Mortality and expense charges (note 2) .                 --             (179,957)              --                 --
  Administration charges (note 2):
          Tier I .........................                 --              (70,783)              --                 --
          Tier II ........................                 --              (32,079)              --                 --
          Tier III .......................                 --              (13,379)              --                 --
          Tier IV ........................                 --               (6,026)              --                 --
          Tier V .........................                 --               (7,154)              --                 --
  Variable account fee (notes 2 and 5) ...           (1,127,812)          (641,402)           (20,653)              (135)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment activity .............           (1,127,812)          (950,780)           (20,653)              (135)

  Proceeds from mutual fund shares sold ..            7,116,475          9,205,534         47,628,795          2,273,724
  Cost of mutual fund shares sold ........           (5,315,417)        (7,522,277)       (44,335,389)        (2,261,430)
                                                ---------------    ---------------    ---------------    ---------------
  Realized gain (loss) on investments ....            1,801,058          1,683,257          3,293,406             12,294
  Change in unrealized gain (loss)
     on investments ......................           23,069,667         12,866,693          1,031,800              6,690
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ......           24,870,725         14,549,950          4,325,206             18,984
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...............           19,148,648         21,486,036            729,314              3,509
                                                ---------------    ---------------    ---------------    ---------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           42,891,561         35,085,206          5,033,867             22,358
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
     contract owners .....................            5,630,899          5,994,480          1,668,676              2,225
  Transfers between funds ................           (2,485,298)        (4,507,553)         7,551,114            664,695
  Redemptions ............................           (7,868,891)        (8,736,631)          (249,277)              --
  Adjustments to maintain reserves .......               34,064             13,926             78,434                 (6)
                                                ---------------    ---------------    ---------------    ---------------
       Net equity transactions ...........           (4,689,226)        (7,235,778)         9,048,947            666,914

Net change in contract owners' equity ....           38,202,335         27,849,428         14,082,814            689,272
Contract owners' equity beginning
  of year ................................          130,887,729        103,038,301            689,272               --
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of year ......      $   169,090,064        130,887,729         14,772,086            689,272
                                                ===============    ===============    ===============    ===============





                                                                     (Continued)



NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                         ACTCUltra                      BdFdAm
                                             -----------------------------    --------------------------
                                                  1999            1998            1999           1998
                                             -------------    ------------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $        --              --        1,242,830      1,142,666
  Mortality and expense charges (note 2) .            --          (392,873)          --          (26,239)
  Administration charges (note 2):
          Tier I .........................            --          (166,590)          --          (11,627)
          Tier II ........................            --           (57,840)          --           (4,000)
          Tier III .......................            --           (26,042)          --           (2,008)
          Tier IV ........................            --           (11,622)          --             (734)
          Tier V .........................            --           (18,904)          --             (941)
  Variable account fee (notes 2 and 5) ...      (3,202,805)     (1,538,264)      (144,668)       (97,237)
                                             -------------    ------------    -----------    -----------
     Net investment activity .............      (3,202,805)     (2,212,135)     1,098,162        999,880

  Proceeds from mutual fund shares sold ..      26,699,409      28,751,606      5,028,641      6,087,628
  Cost of mutual fund shares sold ........     (15,747,781)    (18,930,198)    (5,220,887)    (6,005,142)
                                             -------------    ------------    -----------    -----------
  Realized gain (loss) on investments ....      10,951,628       9,821,408       (192,246)        82,486
  Change in unrealized gain (loss)
     on investments ......................     125,102,740      41,854,943       (655,033)      (569,892)
                                             -------------    ------------    -----------    -----------
     Net gain (loss) on investments ......     136,054,368      51,676,351       (847,279)      (487,406)
                                             -------------    ------------    -----------    -----------
  Reinvested capital gains ...............      15,366,761      28,290,273           --          175,242
                                             -------------    ------------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................     148,218,324      77,754,489        250,883        687,716
                                             -------------    ------------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................      72,944,856      63,214,714      1,955,027      2,990,754
  Transfers between funds ................      (2,041,171)     (3,939,620)    (2,177,331)     1,549,434
  Redemptions ............................     (25,431,572)    (21,108,615)    (1,125,943)    (1,649,497)
  Adjustments to maintain reserves .......           9,140          18,989           (266)        (1,180)
                                             -------------    ------------    -----------    -----------
       Net equity transactions ...........      45,481,253      38,185,468     (1,348,513)     2,889,511

Net change in contract owners' equity ....     193,699,577     115,939,957     (1,097,630)     3,577,227
Contract owners' equity beginning
  of year ................................     334,432,418     218,492,461     18,447,060     14,869,833
                                             -------------    ------------    -----------    -----------
Contract owners' equity end of year .......  $ 528,131,995     334,432,418     17,349,430     18,447,060
                                             =============    ============    ===========    ===========

                                                     BrnCapSmCo               DryApp
                                                -------------------  ----------------------
                                                  1999       1998       1999        1998
                                                --------   --------  ----------    --------
Investment activity:
  Reinvested dividends ...................      $   --           -       25,354       1,129
  Mortality and expense charges (note 2) .          --           -         --          --
  Administration charges (note 2):
          Tier I .........................          --           -         --          --
          Tier II ........................          --           -         --          --
          Tier III .......................          --           -         --          --
          Tier IV ........................          --           -         --          --
          Tier V .........................          --           -         --          --
  Variable account fee (notes 2 and 5) ...          (333)        -      (20,046)        (82)
                                                --------   --------  ----------    --------
     Net investment activity .............          (333)        -        5,308       1,047

  Proceeds from mutual fund shares sold ..       207,941         -      624,261      15,886
  Cost of mutual fund shares sold ........      (211,353)        -     (595,895)    (16,044)
                                                --------   --------  ----------    --------
  Realized gain (loss) on investments ....        (3,412)        -       28,366        (158)
  Change in unrealized gain (loss)
     on investments ......................        48,230         -      233,919       5,218
                                                --------   --------  ----------    --------
     Net gain (loss) on investments ......        44,818         -      262,285       5,060
                                                --------         -   ----------    --------
  Reinvested capital gains ...............        27,315         -       33,450         333
                                                --------   --------  ----------    --------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        71,800         -      301,043       6,440
                                                --------   --------  ----------    --------
Equity transactions:
  Purchase payments received from
     contract owners .....................        46,448         -    3,085,983       8,602
  Transfers between funds ................       383,838         -    1,836,194     231,592
  Redemptions ............................        (2,777)        -     (335,556)       (712)
  Adjustments to maintain reserves .......           (37)        -          (20)         62
                                                --------   --------  ----------    --------
       Net equity transactions ...........       427,472         -    4,586,601     239,544

Net change in contract owners' equity ....       499,272         -    4,887,644     245,984
Contract owners' equity beginning
  of year ................................          --           -      245,984        --
                                                --------   --------  ----------    --------
Contract owners' equity end of year ......      $499,272         -    5,133,628     245,984
                                                ========   ========  ==========    ========




NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                  DryPreMCap                  Dry3dCen
                                             --------------------    --------------------------
                                                1999        1998         1999           1998
                                             ---------    -------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $    --         --             --             --
  Mortality and expense charges (note 2) .        --         --             --          (94,256)
  Administration charges (note 2):
          Tier I .........................        --         --             --          (40,950)
          Tier II ........................        --         --             --          (14,527)
          Tier III .......................        --         --             --           (5,212)
          Tier IV ........................        --         --             --           (3,161)
          Tier V .........................        --         --             --           (4,202)
  Variable account fee (notes 2 and 5) ...      (1,898)        (1)      (497,195)      (326,513)
     Net investment activity .............      (1,898)        (1)      (497,195)      (488,821)

  Proceeds from mutual fund shares sold ..     709,972        629      4,010,352      4,950,188
  Cost of mutual fund shares sold ........    (695,225)      (624)    (2,536,557)    (3,505,619)
                                             ---------    -------    -----------    -----------
  Realized gain (loss) on investments ....      14,747          5      1,473,795      1,444,569
  Change in unrealized gain (loss)
     on investments ......................      42,817        516     12,837,989      7,872,216
                                             ---------    -------    -----------    -----------
     Net gain (loss) on investments ......      57,564        521     14,311,784      9,316,785
                                             ---------    -------    -----------    -----------
  Reinvested capital gains ...............      11,891       --        8,333,008      7,036,470
                                             ---------    -------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      67,557        520     22,147,597     15,864,434
                                             ---------    -------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................     273,453      4,062     12,071,965     11,631,807
  Transfers between funds ................     140,050     34,143     (1,520,857)    (2,330,389)
  Redemptions ............................     (33,802)      --       (5,601,111)    (5,586,763)
  Adjustments to maintain reserves .......         (11)      --            7,090          2,387
                                             ---------    -------    -----------    -----------
       Net equity transactions ...........     379,690     38,205      4,957,087      3,717,042

Net change in contract owners' equity ....     447,247     38,725     27,104,684     19,581,476
Contract owners' equity beginning
  of year ................................      38,725       --       72,154,189     52,572,713
                                             ---------    -------    -----------    -----------
Contract owners' equity end of year ......   $ 485,972     38,725     99,258,873     72,154,189
                                             =========    =======    ===========    ===========

                                                       EvIncGro                     FedBdFd
                                                ------------------------    ----------------------
                                                   1999           1998          1999        1998
                                                ----------    ----------    ----------    --------
Investment activity:
  Reinvested dividends ...................      $  154,336       155,447        40,648         351
  Mortality and expense charges (note 2) .            --          (6,617)         --          --
  Administration charges (note 2):
          Tier I .........................            --          (2,761)         --          --
          Tier II ........................            --            (830)         --          --
          Tier III .......................            --            (380)         --          --
          Tier IV ........................            --            (272)         --          --
          Tier V .........................            --            (359)         --          --
  Variable account fee (notes 2 and 5) ...         (24,881)      (18,456)       (3,582)        (39)
     Net investment activity .............         129,455       125,772        37,066         312

  Proceeds from mutual fund shares sold ..         693,805       881,407     3,828,161       2,020
  Cost of mutual fund shares sold ........        (626,974)     (748,521)   (3,880,638)     (2,007)
                                                ----------    ----------    ----------    --------
  Realized gain (loss) on investments ....          66,831       132,886       (52,477)         13
  Change in unrealized gain (loss)
     on investments ......................         204,223      (596,560)       (3,007)      1,798
                                                ----------    ----------    ----------    --------
     Net gain (loss) on investments ......         271,054      (463,674)      (55,484)      1,811
                                                ----------    ----------    ----------    --------
  Reinvested capital gains ...............          54,449       306,142          --          --
                                                ----------    ----------    ----------    --------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         454,958       (31,760)      (18,418)      2,123
                                                ----------    ----------    ----------    --------
Equity transactions:
  Purchase payments received from
     contract owners .....................         120,351       148,998       182,281       2,112
  Transfers between funds ................        (540,995)     (441,510)      289,084     268,603
  Redemptions ............................        (184,560)     (446,480)     (106,567)       --
  Adjustments to maintain reserves .......              69            (8)          (18)         (1)
                                                ----------    ----------    ----------    --------
       Net equity transactions ...........        (605,135)     (739,000)      364,780     270,714

Net change in contract owners' equity ....        (150,177)     (770,760)      346,362     272,837
Contract owners' equity beginning
  of year ................................       3,272,145     4,042,905       272,837        --
                                                ----------    ----------    ----------    --------
Contract owners' equity end of year ......      $3,121,968     3,272,145       619,199     272,837
                                                ==========    ==========    ==========    ========









                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                        FedUSGvt                        FAGrOppA
                                             ----------------------------    ----------------------------
                                                  1999           1998            1999             1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $    536,759         332,531          22,694             359
  Mortality and expense charges (note 2) .           --            (7,646)           --              --
  Administration charges (note 2):
          Tier I .........................           --            (3,257)           --              --
          Tier II ........................           --            (1,064)           --              --
          Tier III .......................           --              (399)           --              --
          Tier IV ........................           --              (291)           --              --
          Tier V .........................           --              (392)           --              --
  Variable account fee (notes 2 and 5) ...        (90,999)        (40,914)         (9,180)             (9)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............        445,760         278,568          13,514             350

  Proceeds from mutual fund shares sold ..      8,705,464       8,151,240         300,254              44
  Cost of mutual fund shares sold ........     (8,894,755)     (8,018,807)       (295,240)            (47)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....       (189,291)        132,433           5,014              (3)
  Change in unrealized gain (loss)
     on investments ......................       (407,684)          3,827        (179,430)          1,423
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......       (596,975)        136,260        (174,416)          1,420
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           --              --           219,142           1,268
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       (151,215)        414,828          58,240           3,038
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      2,043,150       1,472,004       1,607,253          35,636
  Transfers between funds ................       (119,229)      4,957,619         790,645          48,957
  Redemptions ............................     (1,361,890)       (506,258)       (142,109)           --
  Adjustments to maintain reserves .......            583            (132)            (27)              2
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........        562,614       5,923,233       2,255,762          84,595

Net change in contract owners' equity ....        411,399       6,338,061       2,314,002          87,633
Contract owners' equity beginning
  of year ................................     10,635,768       4,297,707          87,633            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $ 11,047,167      10,635,768       2,401,635          87,633
                                             ============    ============    ============    ============



                                                          FAHiYld                        FidCapInc
                                                ----------------------------    ----------------------------
                                                     1999            1998            1999           1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................      $     56,076           1,437         213,942         246,552
  Mortality and expense charges (note 2) .              --              --              --            (4,504)
  Administration charges (note 2):
          Tier I .........................              --              --              --            (1,630)
          Tier II ........................              --              --              --              (466)
          Tier III .......................              --              --              --              (651)
          Tier IV ........................              --              --              --              (216)
          Tier V .........................              --              --              --              (146)
  Variable account fee (notes 2 and 5) ...            (4,343)             (4)        (19,794)        (13,938)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............            51,733           1,433         194,148         225,001

  Proceeds from mutual fund shares sold ..         9,225,774            --           330,023         270,209
  Cost of mutual fund shares sold ........        (9,223,148)           --          (237,631)       (184,125)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....             2,626            --            92,392          86,084
  Change in unrealized gain (loss)
     on investments ......................             3,933            (703)        (90,807)       (271,370)
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......             6,559            (703)          1,585        (185,286)
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............              --              --           102,346          67,370
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................            58,292             730         298,079         107,085
                                                ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................           290,515          40,397            (229)           --
  Transfers between funds ................           699,340          21,397        (171,135)       (164,193)
  Redemptions ............................           (57,008)           --          (112,538)        (84,204)
  Adjustments to maintain reserves .......              (107)            (10)         (1,709)           (323)
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........           932,740          61,784        (285,611)       (248,720)

Net change in contract owners' equity ....           991,032          62,514          12,468        (141,635)
Contract owners' equity beginning
  of year ................................            62,514            --         2,516,385       2,658,020
                                                ------------    ------------    ------------    ------------
Contract owners' equity end of year ......      $  1,053,546          62,514       2,528,853       2,516,385
                                                ============    ============    ============    ============




NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                         FidContr                            FidEqInc
                                             ------------------------------    ------------------------------
                                                      1999        1998               1999            1998
                                             -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ...................   $   2,454,061        2,236,508        5,536,617        5,838,731
  Mortality and expense charges (note 2) .            --           (567,716)            --           (623,980)
  Administration charges (note 2):
          Tier I .........................            --           (257,062)            --           (255,098)
          Tier II ........................            --            (84,899)            --            (88,544)
          Tier III .......................            --            (40,425)            --            (58,706)
          Tier IV ........................            --            (16,521)            --            (13,364)
          Tier V .........................            --            (20,187)            --            (29,581)
  Variable account fee (notes 2 and 5) ...      (4,246,797)      (2,165,720)      (3,150,562)      (2,091,065)
                                             -------------    -------------    -------------    -------------
     Net investment activity .............      (1,792,736)        (916,022)       2,386,055        2,678,393

  Proceeds from mutual fund shares sold ..      11,653,668       15,434,546       38,397,876       26,824,126
  Cost of mutual fund shares sold ........      (6,089,703)      (9,424,899)     (16,376,645)     (11,951,004)
                                             -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....       5,563,965        6,009,647       22,021,231       14,873,122
  Change in unrealized gain (loss)
     on investments ......................      23,497,302       66,478,467      (35,317,697)       6,919,838
                                             -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......      29,061,267       72,488,114      (13,296,466)      21,792,960
                                             -------------    -------------    -------------    -------------
  Reinvested capital gains ...............      89,253,904       31,423,956       34,520,178       16,288,417
                                             -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................     116,522,435      102,996,048       23,609,767       40,759,770
                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      82,805,250       79,879,267       39,142,310       52,962,098
  Transfers between funds ................      (9,183,736)     (17,451,214)     (41,041,314)     (28,286,291)
  Redemptions ............................     (30,247,831)     (29,789,009)     (25,500,837)     (27,397,650)
  Adjustments to maintain reserves .......          11,674           12,693           25,353           29,492
                                             -------------    -------------    -------------    -------------
       Net equity transactions ...........      43,385,357       32,651,737      (27,374,488)      (2,692,351)

Net change in contract owners' equity ....     159,907,792      135,647,785       (3,764,721)      38,067,419
Contract owners' equity beginning
  of year ................................     456,635,655      320,987,870      391,476,242      353,408,823
                                             -------------    -------------    -------------    -------------
Contract owners' equity end of year ......   $ 616,543,447      456,635,655      387,711,521      391,476,242
                                             =============    =============    =============    =============

                                                            FidMgIn                          FidOTC
                                                ------------------------------    ------------------------------
                                                      1999            1998            1999               1998
                                                -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ...................      $   1,216,009          930,422             --               --
  Mortality and expense charges (note 2) .               --           (222,583)            --            (56,312)
  Administration charges (note 2):
          Tier I .........................               --           (105,291)            --            (23,953)
          Tier II ........................               --            (32,343)            --             (7,847)
          Tier III .......................               --            (16,644)            --             (3,832)
          Tier IV ........................               --             (5,847)            --             (1,682)
          Tier V .........................               --             (6,842)            --             (2,788)
  Variable account fee (notes 2 and 5) ...         (1,704,233)        (847,662)        (604,568)        (210,461)
                                                -------------    -------------    -------------    -------------
     Net investment activity .............           (488,224)        (306,790)        (604,568)        (306,875)

  Proceeds from mutual fund shares sold ..          7,167,833        9,672,893       10,613,809       15,450,608
  Cost of mutual fund shares sold ........         (3,782,036)      (6,581,476)      (6,697,393)     (13,562,267)
                                                -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....          3,385,797        3,091,417        3,916,416        1,888,341
  Change in unrealized gain (loss)
     on investments ......................         22,537,167       32,004,034       39,741,704        8,846,107
                                                -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......         25,922,964       35,095,451       43,658,120       10,734,448
                                                -------------    -------------    -------------    -------------
  Reinvested capital gains ...............         18,323,094        7,068,356        9,273,940        2,313,154
                                                -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         43,757,834       41,857,017       52,327,492       12,740,727
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners .....................         31,113,784       25,865,178       19,026,005       10,449,632
  Transfers between funds ................          6,095,136       (3,113,052)      38,990,782       (3,408,227)
  Redemptions ............................        (12,342,741)     (12,944,049)      (5,924,138)      (3,999,975)
  Adjustments to maintain reserves .......              6,235          (71,487)           3,219              966
                                                -------------    -------------    -------------    -------------
       Net equity transactions ...........         24,872,414        9,736,590       52,095,868        3,042,396

Net change in contract owners' equity ....         68,630,248       51,593,607      104,423,360       15,783,123
Contract owners' equity beginning
  of year ................................        176,040,685      124,447,078       47,287,448       31,504,325
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of year ......      $ 244,670,933      176,040,685      151,710,808       47,287,448
                                                =============    =============    =============    =============


                                                                     (Continued)


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                        FidPurtn                       InvDynam
                                             ----------------------------    ----------------------------
                                                      1999        1998            1999            1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $  1,491,733       1,252,746            --              --
  Mortality and expense charges (note 2) .           --           (56,845)           --              --
  Administration charges (note 2):
          Tier I .........................           --           (27,997)           --              --
          Tier II ........................           --            (8,254)           --              --
          Tier III .......................           --            (3,757)           --              --
          Tier IV ........................           --            (1,311)           --              --
          Tier V .........................           --            (1,765)           --              --
  Variable account fee (notes 2 and 5) ...       (390,268)       (221,557)        (44,068)            (95)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............      1,101,465         931,260         (44,068)            (95)

  Proceeds from mutual fund shares sold ..      4,628,657       2,131,440      10,736,763       1,301,233
  Cost of mutual fund shares sold ........     (3,737,817)     (1,598,513)    (10,048,155)     (1,266,821)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....        890,840         532,927         688,608          34,412
  Change in unrealized gain (loss)
     on investments ......................     (3,391,079)      1,030,514       5,616,157          17,001
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......     (2,500,239)      1,563,441       6,304,765          51,413
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............      2,286,159       2,946,910       1,099,118           2,534
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        887,385       5,441,611       7,359,815          53,852
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      8,533,678       9,462,437       6,238,534          10,168
  Transfers between funds ................     (2,979,275)        103,927      18,726,120         327,335
  Redemptions ............................     (3,507,673)     (2,850,985)       (763,887)         (5,593)
  Adjustments to maintain reserves .......            756            (192)         (2,309)             (2)
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........      2,047,486       6,715,187      24,198,458         331,908

Net change in contract owners' equity ....      2,934,871      12,156,798      31,558,273         385,760
Contract owners' equity beginning
  of year ................................     43,829,300      31,672,502         385,760            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $ 46,764,171      43,829,300      31,944,033         385,760
                                             ============    ============    ============    ============


                                                          InvTotRet                        InvCoAm
                                                ----------------------------    ----------------------------
                                                     1999           1998             1999        1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................      $     23,552              18       1,635,831       1,361,576
  Mortality and expense charges (note 2) .              --              --              --          (127,492)
  Administration charges (note 2):
          Tier I .........................              --              --              --           (61,970)
          Tier II ........................              --              --              --           (20,869)
          Tier III .......................              --              --              --            (8,660)
          Tier IV ........................              --              --              --            (2,452)
          Tier V .........................              --              --              --            (3,596)
  Variable account fee (notes 2 and 5) ...            (5,189)             (6)       (877,592)       (480,021)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............            18,363              12         758,239         656,516

  Proceeds from mutual fund shares sold ..           577,480             902       3,456,134       5,236,900
  Cost of mutual fund shares sold ........          (575,369)           (922)     (2,002,594)     (3,162,290)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....             2,111             (20)      1,453,540       2,074,610
  Change in unrealized gain (loss)
     on investments ......................          (109,718)            372       3,149,675       5,634,104
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......          (107,607)            352       4,603,215       7,708,714
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............            42,694             169      10,017,728       8,097,523
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           (46,550)            533      15,379,182      16,462,753
                                                ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................           596,853           7,759      14,401,863      14,349,438
  Transfers between funds ................           622,840          18,364         173,915        (404,166)
  Redemptions ............................           (25,158)           --        (6,531,962)     (8,056,668)
  Adjustments to maintain reserves .......               (70)              3           3,307           1,469
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........         1,194,465          26,126       8,047,123       5,890,073

Net change in contract owners' equity ....         1,147,915          26,659      23,426,305      22,352,826
Contract owners' equity beginning
  of year ................................            26,659            --        94,504,873      72,152,047
                                                ------------    ------------    ------------    ------------
Contract owners' equity end of year ......      $  1,174,574          26,659     117,931,178      94,504,873
                                                ============    ============    ============    ============


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                        MASFIP                      MFSGrStk
                                             --------------------------    --------------------------
                                                  1999           1998          1999           1998
                                             -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $   385,496        271,659           --            5,594
  Mortality and expense charges (note 2) .          --           (5,072)          --          (23,366)
  Administration charges (note 2):
          Tier I .........................          --           (2,754)          --           (9,627)
          Tier II ........................          --             (559)          --           (3,392)
          Tier III .......................          --             (163)          --           (2,067)
          Tier IV ........................          --             (129)          --             (592)
          Tier V .........................          --             (216)          --           (1,051)
  Variable account fee (notes 2 and 5) ...       (47,703)       (26,138)      (149,912)       (83,926)
                                             -----------    -----------    -----------    -----------
     Net investment activity .............       337,793        236,628       (149,912)      (118,427)

  Proceeds from mutual fund shares sold ..     2,629,141      1,963,455      1,234,577      1,175,245
  Cost of mutual fund shares sold ........    (2,790,986)    (1,950,478)      (767,050)      (920,701)
                                             -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....      (161,845)        12,977        467,527        254,544
  Change in unrealized gain (loss)
     on investments ......................      (265,945)      (162,941)     4,409,901      3,371,434
                                             -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......      (427,790)      (149,964)     4,877,428      3,625,978
                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............          --          144,946      1,718,393      1,391,598
                                             -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       (89,997)       231,610      6,445,909      4,899,149
                                             -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................       966,791      1,773,192      1,169,203      1,282,347
  Transfers between funds ................      (881,490)     1,608,708       (670,476)      (398,976)
  Redemptions ............................      (653,714)      (303,932)      (994,772)    (1,113,949)
  Adjustments to maintain reserves .......           398            644            615            331
                                             -----------    -----------    -----------    -----------
       Net equity transactions ...........      (568,015)     3,078,612       (495,430)      (230,247)

Net change in contract owners 'equity ....      (658,012)     3,310,222      5,950,479      4,668,902
Contract owners' equity beginning
  of year ................................     6,005,900      2,695,678     17,484,415     12,815,513
                                             -----------    -----------    -----------    -----------
Contract owners' equity end of year ......   $ 5,347,888      6,005,900     23,434,894     17,484,415
                                             ===========    ===========    ===========    ===========


                                                         MFSGrOpp                      MFSHiInc
                                               --------------------------    --------------------------
                                                   1999           1998           1999             1998
                                               -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................            --             --        1,668,293      1,505,064
  Mortality and expense charges (note 2) .            --          (28,712)          --          (27,020)
  Administration charges (note 2):
          Tier I .........................            --          (12,308)          --          (11,010)
          Tier II ........................            --           (4,337)          --           (3,623)
          Tier III .......................            --           (2,562)          --           (2,066)
          Tier IV ........................            --             (769)          --             (722)
          Tier V .........................            --           (1,026)          --           (1,503)
  Variable account fee (notes 2 and 5) ...     $  (155,377)       (98,246)      (144,126)       (98,576)
                                               -----------    -----------    -----------    -----------
     Net investment activity .............        (155,377)      (147,960)     1,524,167      1,360,544

  Proceeds from mutual fund shares sold ..       1,927,230      1,304,849     13,511,879     10,536,849
  Cost of mutual fund shares sold ........      (1,294,574)      (897,706)   (14,762,009)   (10,475,518)
                                               -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....         632,656        407,143     (1,250,130)        61,331
  Change in unrealized gain (loss)
     on investments ......................       3,066,321      1,993,542        839,491     (1,449,403)
                                               -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......       3,698,977      2,400,685       (410,639)    (1,388,072)
                                               -----------    -----------    -----------    -----------
  Reinvested capital gains ...............       2,084,199      2,047,635           --             --
                                               -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       5,627,799      4,300,360      1,113,528        (27,528)
                                               -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................         228,670        247,604      2,254,254      4,666,502
  Transfers between funds ................        (555,154)      (265,357)    (3,961,948)     1,600,902
  Redemptions ............................      (1,371,884)    (1,018,457)    (1,330,787)    (1,732,097)
  Adjustments to maintain reserves .......           7,068            152         (1,799)        (6,328)
                                               -----------    -----------    -----------    -----------
       Net equity transactions ...........      (1,691,300)    (1,036,058)    (3,040,280)     4,528,979

Net change in contract owners' equity ....       3,936,499      3,264,302     (1,926,752)     4,501,451
Contract owners' equity beginning
  of year ................................      19,223,547     15,959,245     18,888,749     14,387,298
                                               -----------    -----------    -----------    -----------
Contract owners' equity end of year ......     $23,160,046     19,223,547     16,961,997     18,888,749
                                               ===========    ===========    ===========    ===========



                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                       MSIEqGroB                    NAATAggr
                                             --------------------------    --------------------------
                                                 1999           1998           1999           1998
                                             -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $        34             17          1,828            205
  Mortality and expense charges (note 2) .          --             --             --             (473)
  Administration charges (note 2):
          Tier I .........................          --             --             --             (175)
          Tier II ........................          --             --             --              (97)
          Tier III .......................          --             --             --               (7)
          Tier IV ........................          --             --             --               (6)
          Tier V .........................          --             --             --              (39)
  Variable account fee (notes 2 and 5) ...        (3,644)            (6)       (14,688)        (7,076)
                                             -----------    -----------    -----------    -----------
     Net investment activity .............        (3,610)            11        (12,860)        (7,668)

  Proceeds from mutual fund shares sold ..       455,884            748        755,809        320,989
  Cost of mutual fund shares sold ........      (415,751)          (742)      (717,368)      (312,762)
                                             -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....        40,133              6         38,441          8,227
  Change in unrealized gain (loss)
     on investments ......................       147,635            311        729,945        177,946
                                             -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......       187,768            317        768,386        186,173
                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............        89,414            555        102,825           --
                                             -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       273,572            883        858,351        178,505
                                             -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................       623,872          2,067      2,255,196      1,743,904
  Transfers between funds ................       711,190         24,165       (650,259)       636,159
  Redemptions ............................       (35,017)          --         (198,781)       (61,114)
  Adjustments to maintain reserves .......          (193)            10            305          3,646
                                             -----------    -----------    -----------    -----------
       Net equity transactions ...........     1,299,852         26,242      1,406,461      2,322,595

Net change in contract owners' equity ....     1,573,424         27,125      2,264,812      2,501,100
Contract owners' equity beginning
  of year ................................        27,125           --        2,501,100           --
                                             -----------    -----------    -----------    -----------
Contract owners' equity end of year ......   $ 1,600,549         27,125      4,765,912      2,501,100
                                             ===========    ===========    ===========    ===========


                                                         NAATCons                        NAATMod
                                                --------------------------    --------------------------
                                                    1999           1998           1999           1998
                                                -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................      $    45,727          2,928         39,602          7,009
  Mortality and expense charges (note 2) .             --              (21)          --             (144)
  Administration charges (note 2):
          Tier I .........................             --               (2)          --              (89)
          Tier II ........................             --               (1)          --              (22)
          Tier III .......................             --             --             --               (2)
          Tier IV ........................             --             --             --               (1)
          Tier V .........................             --               (5)          --               (3)
  Variable account fee (notes 2 and 5) ...           (7,478)        (1,737)       (18,117)        (5,378)
                                                -----------    -----------    -----------    -----------
     Net investment activity .............           38,249          1,162         21,485          1,370

  Proceeds from mutual fund shares sold ..        1,387,770        507,051        614,197        223,358
  Cost of mutual fund shares sold ........       (1,347,433)      (505,316)      (581,873)      (231,762)
                                                -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....           40,337          1,735         32,324         (8,404)
  Change in unrealized gain (loss)
     on investments ......................          (27,984)        45,507        411,811        147,289
                                                -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......           12,353         47,242        444,135        138,885
                                                -----------    -----------    -----------    -----------
  Reinvested capital gains ...............           13,965           --           45,894           --
                                                -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           64,567         48,404        511,514        140,255
                                                -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................          656,632        305,707      1,931,773      1,468,718
  Transfers between funds ................          135,732        694,651         41,219        740,919
  Redemptions ............................         (233,525)       (58,899)      (213,076)      (164,560)
  Adjustments to maintain reserves .......               99            (26)            78             69
                                                -----------    -----------    -----------    -----------
       Net equity transactions ...........          558,938        941,433      1,759,994      2,045,146

Net change in contract owners' equity ....          623,505        989,837      2,271,508      2,185,401
Contract owners' equity beginning
  of year ................................          989,837           --        2,185,401           --
                                                -----------    -----------    -----------    -----------
Contract owners' equity end of year ......      $ 1,613,342        989,837      4,456,909      2,185,401
                                                ===========    ===========    ===========    ===========


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                       NAATModAgg                     NAATModCon
                                             ----------------------------    ----------------------------
                                                  1999            1998            1999            1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $     26,343           6,488          29,889           6,383
  Mortality and expense charges (note 2) .           --              (519)           --               (80)
  Administration charges (note 2):
          Tier I .........................           --              (353)           --               (32)
          Tier II ........................           --               (42)           --               (22)
          Tier III .......................           --               (31)           --                (7)
          Tier IV ........................           --                (1)           --              --
          Tier V .........................           --                (6)           --                (1)
  Variable account fee (notes 2 and 5) ...        (16,958)         (6,720)         (8,036)         (3,025)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............          9,385          (1,184)         21,853           3,216

  Proceeds from mutual fund shares sold ..        464,206         269,868         947,020         521,818
  Cost of mutual fund shares sold ........       (436,124)       (272,261)       (892,360)       (530,663)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....         28,082          (2,393)         54,660          (8,845)
  Change in unrealized gain (loss)
     on investments ......................        611,898         139,867          49,372          55,977
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......        639,980         137,474         104,032          47,132
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............         74,776            --            17,005            --
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        724,141         136,290         142,890          50,348
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      2,199,590       1,713,467         640,598         388,620
  Transfers between funds ................        (77,702)        560,385         196,994         570,000
  Redemptions ............................       (145,030)       (104,241)       (182,747)        (29,257)
  Adjustments to maintain reserves .......            236              49             124              42
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........      1,977,094       2,169,660         654,969         929,405

Net change in contract owners' equity ....      2,701,235       2,305,950         797,859         979,753
Contract owners' equity beginning
  of year ................................      2,305,950            --           979,753            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $  5,007,185       2,305,950       1,777,612         979,753
                                             ============    ============    ============    ============


                                                          NWFund                          NWGroFd
                                                ----------------------------    ----------------------------
                                                    1999              1998          1999             1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................      $  1,583,187       1,347,907          15,858          10,180
  Mortality and expense charges (note 2) .              --          (181,761)           --           (13,561)
  Administration charges (note 2):
          Tier I .........................              --           (81,359)           --            (5,900)
          Tier II ........................              --           (24,501)           --            (2,556)
          Tier III .......................              --           (13,841)           --              (869)
          Tier IV ........................              --            (5,294)           --              (216)
          Tier V .........................              --            (7,330)           --              (547)
  Variable account fee (notes 2 and 5) ...        (1,279,088)       (809,923)        (69,781)        (45,450)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............           304,099         223,898         (53,923)        (58,919)

  Proceeds from mutual fund shares sold ..        17,490,609       7,999,054         974,804         954,882
  Cost of mutual fund shares sold ........        (8,676,908)     (4,247,844)       (561,068)       (616,307)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....         8,813,701       3,751,210         413,736         338,575
  Change in unrealized gain (loss)
     on investments ......................       (23,742,471)     22,649,562        (197,730)        942,443
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......       (14,928,770)     26,400,772         216,006       1,281,018
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............        12,958,953       7,747,144       1,117,169         443,703
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        (1,665,718)     34,371,814       1,279,252       1,665,802
                                                ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................        56,931,486      52,495,182         321,897         344,800
  Transfers between funds ................       (30,043,076)     33,595,689        (282,597)       (524,581)
  Redemptions ............................       (16,329,316)    (15,086,070)       (786,142)       (551,408)
  Adjustments to maintain reserves .......            12,870          12,173             241              93
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........        10,571,964      71,016,974        (746,601)       (731,096)

Net change in contract owners' equity ....         8,906,246     105,388,788         532,651         934,706
Contract owners' equity beginning
  of year ................................       194,495,092      89,106,304       8,603,832       7,669,126
                                                ------------    ------------    ------------    ------------
Contract owners' equity end of year ......      $203,401,338     194,495,092       9,136,483       8,603,832
                                                ============    ============    ============    ============





                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                        NWMyMkt                        NWIndxFdY
                                             ----------------------------    ----------------------------
                                                 1999            1998            1999            1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $  3,276,959       2,595,204          38,415             775
  Mortality and expense charges (note 2) .           --           (81,562)           --              --
  Administration charges (note 2):
          Tier I .........................           --           (30,154)           --              --
          Tier II ........................           --            (9,901)           --              --
          Tier III .......................           --            (5,455)           --              --
          Tier IV ........................           --            (3,463)           --              --
          Tier V .........................           --            (5,380)           --              --
  Variable account fee (notes 2 and 5) ...       (401,097)       (276,482)        (27,057)           (144)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............      2,875,862       2,182,807          11,358             631

  Proceeds from mutual fund shares sold ..     85,409,232      64,733,660       3,945,891         203,591
  Cost of mutual fund shares sold ........    (85,409,232)    (64,733,660)     (3,711,433)       (200,931)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....           --              --           234,458           2,660
  Change in unrealized gain (loss)
     on investments ......................           --              --           655,789           8,813
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......           --              --           890,247          11,473
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           --              --            12,833            --
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      2,875,862       2,182,807         914,438          12,104
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      8,997,309       8,935,086       4,732,299          20,822
  Transfers between funds ................     29,856,570      15,995,607       2,592,634         281,573
  Redemptions ............................     (8,784,569)    (10,347,103)       (287,309)            (10)
  Adjustments to maintain reserves .......         15,383           4,712             (21)             (1)
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........     30,084,693      14,588,302       7,037,603         302,384

Net change in contract owners' equity ....     32,960,555      16,771,109       7,952,041         314,488
Contract owners' equity beginning
  of year ................................     61,394,874      44,623,765         314,488            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $ 94,355,429      61,394,874       8,266,529         314,488
                                             ============    ============    ============    ============

                                                          NSATInc                   NSATSmCo
                                                -----------------------  ----------------------------
                                                    1999         1998        1999              1998
                                                ------------  ---------  ------------    ------------
Investment activity:
  Reinvested dividends ...................      $      1,016         -           --              --
  Mortality and expense charges (note 2) .              --           -           --            (1,123)
  Administration charges (note 2):
          Tier I .........................              --           -           --              (449)
          Tier II ........................              --           -           --              (280)
          Tier III .......................              --           -           --               (45)
          Tier IV ........................              --           -           --               (26)
          Tier V .........................              --           -           --               (41)
  Variable account fee (notes 2 and 5) ...              (125)        -        (24,011)        (10,968)
                                                ------------  ---------  ------------    ------------
     Net investment activity .............               891         -        (24,011)        (12,932)

  Proceeds from mutual fund shares sold ..            17,396         -      2,975,466       4,312,495
  Cost of mutual fund shares sold ........           (17,523)        -     (2,539,664)     (4,520,280)
                                                ------------  ---------  ------------    ------------
  Realized gain (loss) on investments ....              (127)        -        435,802        (207,785)
  Change in unrealized gain (loss)
     on investments ......................            (1,234)        -      1,023,121         271,278
                                                ------------  ---------  ------------    ------------
     Net gain (loss) on investments ......            (1,361)        -      1,458,923          63,493
                                                ------------  ---------  ------------    ------------
  Reinvested capital gains ...............              --           -        223,101            --
                                                ------------  ---------  ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................              (470)        -      1,658,013          50,561
                                                ------------  ---------  ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................            57,179         -      1,632,522       1,991,575
  Transfers between funds ................            31,744         -       (412,557)      1,247,455
  Redemptions ............................           (11,596)        -       (248,800)       (111,457)
  Adjustments to maintain reserves .......               (47)        -          1,018             762
                                                ------------  ---------  ------------    ------------
       Net equity transactions ...........            77,280         -        972,183       3,128,335

Net change in contract owners' equity ....            76,810         -      2,630,196       3,178,896
Contract owners' equity beginning

  of year ................................              --           -      3,178,896            --
                                                ------------  ---------  ------------    ------------
Contract owners' equity end of year ......      $     76,810         -      5,809,092       3,178,896
                                                ============  =========  ============    ============


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                         NBGuard                          NBPartTr
                                             ----------------------------    ----------------------------
                                                 1999            1998             1999           1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $    293,138         226,684           1,776            --
  Mortality and expense charges (note 2) .           --           (71,447)           --              --
  Administration charges (note 2):
          Tier I .........................           --           (30,092)           --              --
          Tier II ........................           --           (10,176)           --              --
          Tier III .......................           --            (4,330)           --              --
          Tier IV ........................           --            (2,006)           --              --
          Tier V .........................           --            (3,918)           --              --
  Variable account fee (notes 2 and 5) ...       (294,361)       (216,169)         (1,126)            (40)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............         (1,223)       (111,454)            650             (40)

  Proceeds from mutual fund shares sold ..      7,561,425       8,180,376         299,539          22,832
  Cost of mutual fund shares sold ........     (7,902,981)     (7,161,975)       (290,368)        (23,331)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....       (341,556)      1,018,401           9,171            (499)
  Change in unrealized gain (loss)
     on investments ......................     (5,263,063)     (6,007,812)        (11,074)           (304)
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......     (5,604,619)     (4,989,411)         (1,903)           (803)
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............      8,385,434       5,801,836          11,681           1,489
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      2,779,592         700,971          10,428             646
                                             ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      7,600,357      12,761,883          92,804           2,516
  Transfers between funds ................     (9,809,292)    (10,226,488)         44,497          46,543
  Redemptions ............................     (2,780,586)     (4,244,239)         (5,016)            (11)
  Adjustments to maintain reserves .......          1,093             586             (30)             34
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........     (4,988,428)     (1,708,258)        132,255          49,082

Net change in contract owners' equity ....     (2,208,836)     (1,007,287)        142,683          49,728
Contract owners' equity beginning
  of year ................................     39,051,746      40,059,033          49,728            --
                                             ------------    ------------    ------------    ------------
Contract owners' equity end of year ......   $ 36,842,910      39,051,746         192,411          49,728
                                             ============    ============    ============    ============

                                                           PrBalY                         PrIntY
                                                ----------------------------    ----------------------------
                                                    1999             1998             1999        1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................            12,608             237           1,377            --
  Mortality and expense charges (note 2) .              --              --              --              --
  Administration charges (note 2):
          Tier I .........................              --              --              --              --
          Tier II ........................              --              --              --              --
          Tier III .......................              --              --              --              --
          Tier IV ........................              --              --              --              --
          Tier V .........................              --              --              --              --
  Variable account fee (notes 2 and 5) ...      $     (2,544)            (51)         (1,161)             (1)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............            10,064             186             216              (1)

  Proceeds from mutual fund shares sold ..           155,370           1,152          97,352           5,631
  Cost of mutual fund shares sold ........          (146,954)         (1,165)        (93,961)         (5,607)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....             8,416             (13)          3,391              24
  Change in unrealized gain (loss)
     on investments ......................            10,761           1,562          44,514              51
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......            19,177           1,549          47,905              75
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............            11,885            --             2,912            --
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................            41,126           1,735          51,033              74
                                                ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners .....................           338,487           1,222         164,295           1,775
  Transfers between funds ................           258,120          68,896         134,239          23,003
  Redemptions ............................           (15,706)           --           (22,941)            (10)
  Adjustments to maintain reserves .......                (8)           --               (14)              8
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........           580,893          70,118         275,579          24,776

Net change in contract owners' equity ....           622,019          71,853         326,612          24,850
Contract owners' equity beginning
  of year ................................            71,853            --            24,850            --
                                                ------------    ------------    ------------    ------------
Contract owners' equity end of year ......      $    693,872          71,853         351,462          24,850
                                                ============    ============    ============    ============


                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                     PrLgCapGrY                   PrLgCpValY
                                             --------------------------    --------------------------
                                                 1999           1998           1999           1998
                                             -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................   $      --             --            2,314              9
  Mortality and expense charges (note 2) .          --             --             --             --
  Administration charges (note 2):
          Tier I .........................          --             --             --             --
          Tier II ........................          --             --             --             --
          Tier III .......................          --             --             --             --
          Tier IV ........................          --             --             --             --
          Tier V .........................          --             --             --             --
  Variable account fee (notes 2 and 5) ...        (4,278)           (20)        (1,385)            (1)
                                             -----------    -----------    -----------    -----------
     Net investment activity .............        (4,278)           (20)           929              8

  Proceeds from mutual fund shares sold ..       165,811            791        368,146           --
  Cost of mutual fund shares sold ........      (146,040)          (780)      (348,884)          --
                                             -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....        19,771             11         19,262           --
  Change in unrealized gain (loss)
     on investments ......................       373,062          2,799        (47,325)           336
                                             -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......       392,833          2,810        (28,063)           336
                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............        29,828           --            1,857           --
                                             -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       418,383          2,790        (25,277)           344
                                             -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................     1,251,518          3,245        341,541          2,581
  Transfers between funds ................       766,588         76,348        153,612         35,362
  Redemptions ............................       (49,414)          --           (9,498)          --
  Adjustments to maintain reserves .......           300              1             (4)            (2)
                                             -----------    -----------    -----------    -----------
       Net equity transactions ...........     1,968,992         79,594        485,651         37,941

Net change in contract owners' equity ....     2,387,375         82,384        460,374         38,285
Contract owners' equity beginning
  of year ................................        82,384           --           38,285           --
                                             -----------    -----------    -----------    -----------
Contract owners' equity end of year ......   $ 2,469,759         82,384        498,659         38,285
                                             ===========    ===========    ===========    ===========
                                                        PrSmCapY                      OppGlob
                                                --------------------------    --------------------------
                                                    1999            1998          1999          1998
                                                -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends ...................      $       813             20         19,606              2
  Mortality and expense charges (note 2) .             --             --             --             --
  Administration charges (note 2):
          Tier I .........................             --             --             --             --
          Tier II ........................             --             --             --             --
          Tier III .......................             --             --             --             --
          Tier IV ........................             --             --             --             --
          Tier V .........................             --             --             --             --
  Variable account fee (notes 2 and 5) ...           (2,430)            (8)        (6,322)            (5)
                                                -----------    -----------    -----------    -----------
     Net investment activity .............           (1,617)            12         13,284             (3)

  Proceeds from mutual fund shares sold ..          245,712         18,993      3,497,183         43,412
  Cost of mutual fund shares sold ........         (237,932)       (18,520)    (3,188,553)       (43,036)
                                                -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....            7,780            473        308,630            376
  Change in unrealized gain (loss)
     on investments ......................          109,939          1,713        435,420            240
                                                -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......          117,719          2,186        744,050            616
                                                -----------    -----------    -----------    -----------
  Reinvested capital gains ...............            6,257           --          225,701             16
                                                -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................          122,359          2,198        983,035            629
                                                -----------    -----------    -----------    -----------
Equity transactions:
  Purchase payments received from
     contract owners .....................          380,003          5,868        665,551            457
  Transfers between funds ................          257,358         66,889      2,609,843         11,799
  Redemptions ............................          (11,989)          --          (34,860)          --
  Adjustments to maintain reserves .......             (130)           807         (8,867)          --
                                                -----------    -----------    -----------    -----------
       Net equity transactions ...........          625,242         73,564      3,231,667         12,256

Net change in contract owners' equity ....          747,601         75,762      4,214,702         12,885
Contract owners' equity beginning
  of year ................................           75,762           --           12,885           --
                                                -----------    -----------    -----------    -----------
Contract owners' equity end of year ......      $   823,363         75,762      4,227,587         12,885
                                                ===========    ===========    ===========    ===========


NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                         PutInvFd                         PutVoyFd
                                             ------------------------------    ------------------------------
                                                 1999             1998             1999             1998
                                             -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ...................   $        --               --               --               --
  Mortality and expense charges (note 2) .            --           (115,931)            --           (360,379)
  Administration charges (note 2):
          Tier I .........................            --            (58,129)            --           (166,907)
          Tier II ........................            --            (13,427)            --            (51,949)
          Tier III .......................            --             (8,862)            --            (23,873)
          Tier IV ........................            --             (2,260)            --            (10,379)
          Tier V .........................            --             (4,242)            --            (13,276)
  Variable account fee (notes 2 and 5) ...      (1,158,952)        (541,453)      (2,640,091)      (1,329,097)
                                             -------------    -------------    -------------    -------------
     Net investment activity .............      (1,158,952)        (744,304)      (2,640,091)      (1,955,860)

  Proceeds from mutual fund shares sold ..      15,099,135       10,353,759       11,593,200        9,123,281
  Cost of mutual fund shares sold ........      (7,452,216)      (6,878,135)      (5,527,484)      (4,595,683)
                                             -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....       7,646,919        3,475,624        6,065,716        4,527,598
  Change in unrealized gain (loss)
     on investments ......................      31,186,349       20,401,849      116,878,810       28,840,575
                                             -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......      38,833,268       23,877,473      122,944,526       33,368,173
                                             -------------    -------------    -------------    -------------
  Reinvested capital gains ...............       1,154,607        3,061,748       40,028,816       18,635,623
                                             -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      38,828,923       26,194,917      160,333,251       50,047,936
                                             -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners .....................      26,679,984       25,610,793       49,976,641       54,734,164
  Transfers between funds ................      (4,431,547)      17,906,156       (6,529,541)      (9,047,899)
  Redemptions ............................     (10,759,047)      (6,468,507)     (19,686,207)     (17,706,573)
  Adjustments to maintain reserves .......           3,049            2,712           13,236           (5,847)
                                             -------------    -------------    -------------    -------------
       Net equity transactions ...........      11,492,439       37,051,154       23,774,129       27,973,845

Net change in contract owners' equity ....      50,321,362       63,246,071      184,107,380       78,021,781
Contract owners' equity beginning
  of year ................................     123,169,328       59,923,257      278,412,506      200,390,725
                                             -------------    -------------    -------------    -------------
Contract owners' equity end of year ......   $ 173,490,690      123,169,328      462,519,886      278,412,506
                                             =============    =============    =============    =============

                                                            SEI500Ix                          SelGroFd
                                                ------------------------------    ------------------------------
                                                     1999             1998             1999            1998
                                                -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ...................      $   2,140,352        1,115,872             --             19,069
  Mortality and expense charges (note 2) .               --           (118,601)            --            (17,703)
  Administration charges (note 2):
          Tier I .........................               --            (54,008)            --             (7,977)
          Tier II ........................               --            (14,709)            --             (2,228)
          Tier III .......................               --             (9,909)            --             (1,141)
          Tier IV ........................               --             (3,207)            --               (500)
          Tier V .........................               --             (4,702)            --               (871)
  Variable account fee (notes 2 and 5) ...         (1,295,145)        (559,451)        (126,036)         (65,691)
                                                -------------    -------------    -------------    -------------
     Net investment activity .............            845,207          351,285         (126,036)         (77,042)

  Proceeds from mutual fund shares sold ..          7,656,976        8,951,655        1,769,612        2,458,366
  Cost of mutual fund shares sold ........         (4,574,101)      (6,238,921)      (1,193,918)      (1,726,231)
                                                -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....          3,082,875        2,712,734          575,694          732,135
  Change in unrealized gain (loss)
     on investments ......................         24,729,121       17,933,741        1,975,698        1,539,014
                                                -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......         27,811,996       20,646,475        2,551,392        2,271,149
                                                -------------    -------------    -------------    -------------
  Reinvested capital gains ...............          1,300,894        1,080,072        1,914,709        1,235,654
                                                -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         29,958,097       22,077,832        4,340,065        3,429,761
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners .....................         46,461,584       42,935,941        2,109,342        1,956,041
  Transfers between funds ................          4,892,197       13,539,167         (351,642)         185,492
  Redemptions ............................        (11,652,311)     (10,807,421)        (899,596)      (1,137,875)
  Adjustments to maintain reserves .......              5,320            7,989              (18)             593
                                                -------------    -------------    -------------    -------------
       Net equity transactions ...........         39,706,790       45,675,676          858,086        1,004,251

Net change in contract owners' equity ....         69,664,887       67,753,508        5,198,151        4,434,012
Contract owners' equity beginning
  of year ................................        125,708,542       57,955,034       14,140,971        9,706,959
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of year ......      $ 195,373,429      125,708,542       19,339,122       14,140,971
                                                =============    =============    =============    =============







                                                                     (Continued)

NACo VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT owners' equity, Continued
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31,1999 and 1998

                                                       AIMTreas                         TRIntStk
                                             ----------------------------    ----------------------------
                                                 1999             1998           1999            1998
                                             ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................   $    392,579         262,395         282,280         473,012
  Mortality and expense charges (note 2) .           --            (7,334)           --           (49,478)
  Administration charges (note 2):
          Tier I .........................           --            (2,250)           --           (20,181)
          Tier II ........................           --              (591)           --            (6,757)
          Tier III .......................           --              (618)           --            (3,664)
          Tier IV ........................           --              (880)           --            (1,371)
          Tier V .........................           --              (260)           --            (2,722)
  Variable account fee (notes 2 and 5) ...        (61,649)        (27,489)       (272,582)       (167,284)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............        330,930         222,973           9,698         221,555

  Proceeds from mutual fund shares sold ..     60,710,144      46,105,295      50,140,732      62,175,381
  Cost of mutual fund shares sold ........    (60,710,144)    (46,105,295)    (45,641,069)    (62,694,538)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....           --              --         4,499,663        (519,157)
  Change in unrealized gain (loss)
     on investments ......................           --              --         4,796,699       4,166,469
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......           --              --         9,296,362       3,647,312
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............            758            --         1,975,961         752,519
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        331,688         222,973      11,282,021       4,621,386
                                             ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
     contract owners .....................        809,318         969,868       5,807,566       7,432,534
  Transfers between funds ................      4,486,143       4,082,704      (4,582,998)     (4,653,084)
  Redemptions ............................     (1,197,853)     (3,214,916)     (2,258,002)     (2,634,045)
  Adjustments to maintain reserves .......        (52,248)           (977)            822          (2,418)
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........      4,045,360       1,836,679      (1,032,612)        142,987

Net change in contract owners' equity ....      4,377,048       2,059,652      10,249,409       4,764,373
Contract owners' equity beginning
  of year ................................      6,222,259       4,162,607      33,439,363      28,674,990
                                             ------------    ------------    ------------    ------------

Contract owners' equity end of year ......   $ 10,599,307       6,222,259      43,688,772      33,439,363
                                             ============    ============    ============    ============

                                                           TemForFd                        WPEmGro
                                                ----------------------------    ----------------------------
                                                    1999             1998           1999            1998
                                                ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ...................      $  1,557,532       1,127,070            --              --
  Mortality and expense charges (note 2) .              --           (82,947)           --              --
  Administration charges (note 2):
          Tier I .........................              --           (37,085)           --              --
          Tier II ........................              --           (13,197)           --              --
          Tier III .......................              --            (5,742)           --              --
          Tier IV ........................              --            (1,897)           --              --
          Tier V .........................              --            (3,279)           --              --
  Variable account fee (notes 2 and 5) ...          (296,367)       (231,294)         (2,845)             (5)
                                                ------------    ------------    ------------    ------------
     Net investment activity .............         1,261,165         751,629          (2,845)             (5)

  Proceeds from mutual fund shares sold ..        24,294,781      13,169,841       1,966,205           7,464
  Cost of mutual fund shares sold ........       (25,937,851)    (12,461,664)     (1,827,117)         (7,086)
                                                ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....        (1,643,070)        708,177         139,088             378
  Change in unrealized gain (loss)
     on investments ......................        15,393,167      (7,117,392)         25,825           1,134
                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......        13,750,097      (6,409,215)        164,913           1,512
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           469,240       3,316,187         103,811            --
                                                ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        15,480,502      (2,341,399)        265,879           1,507
                                                ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
     contract owners .....................         7,467,413      12,117,782         318,652             819
  Transfers between funds ................        (4,161,776)    (12,861,305)        420,373          19,262
  Redemptions ............................        (2,873,818)     (3,786,740)        (37,167)            (16)
  Adjustments to maintain reserves .......             5,659          (2,974)            (46)             (5)
                                                ------------    ------------    ------------    ------------
       Net equity transactions ...........           437,478      (4,533,237)        701,812          20,060

Net change in contract owners' equity ....        15,917,980      (6,874,636)        967,691          21,567
Contract owners' equity beginning
  of year ................................        41,645,492      48,520,128          21,567            --
                                                ------------    ------------    ------------    ------------

Contract owners' equity end of year ......      $ 57,563,472      41,645,492         989,258          21,567
                                                ============    ============    ============    ============

See accompanying notes to financial statements.

                             NACo VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 1999 and 1998



(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

              American Century: Income & Growth Fund (ACIncGro)
              American Century: Twentieth Century Growth Fund (ACTCGro)
                (not available for contracts issued on or after May 1, 1997)
              American Century: Twentieth Century International Discovery Fund
                (ACTCIntDis)
              American Century: Twentieth Century Ultra Fund, Inc. (ACTCUltra) The Bond Fund of AmericaSM, Inc. (BdFdAm)
                (only available for certain contracts issued beginning
                July 1, 1994)
              Brown Capital Management - Small Company Fund (BrnCapSmCo)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
              The Dreyfus Third Century Fund, Inc. (Dry3dCen)
              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (not available for contracts issued on or after October 1, 1993)
              Federated Investment Series Fund, Inc. - Federated Bond Fund -
                 Class F (FedBdFd)
              Federated U.S. Government Securities Fund: 2-5 Years -
                 Institutional Shares (FedUSGvt)
              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)
              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)
              Fidelity OTC Portfolio (FidOTC)
              Fidelity Puritan(R) Fund (FidPurtn)
              INVESCO Dynamics Fund, Inc. (InvDynam)
              INVESCO Total Return Fund (InvTotRet)

                             NACo VARIABLE ACCOUNT
                   NOTEES TO FINANCIAL STATEMENTS, Continued


              The Investment Company of America(R) (InvCoAm)
                (only available for certain contracts issued beginning
                July 1, 1994)
              MAS Funds - Fixed Income Portfolio (MASFIP)
              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
                (not available for contracts issued on or after May 1, 1997)
              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
                (not available for contracts issued on or after October 1, 1993)
              MFS(R) High Income Fund - Class A (MFSHiInc)
              Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio
                - Class B (MSIEqGroB)
              Portfolios of the Nationwide Asset Allocation Trust (NAAT)
                (managed for a fee by an affiliated investment advisor)
                  NAAT - The Aggressive Portfolio (NAATAggr)
                  NAAT - The Conservative Portfolio (NAATCons)
                  NAAT - The Moderate Portfolio (NAATMod)
                  NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
                  NAAT - The Moderately Conservative Portfolio (NAATModCon)
              Nationwide(R) Mutual Funds
                (managed for a fee by an affiliated investment advisor)
                  Nationwide(R) Fund - Class D (NWFund)
                  Nationwide(R) Growth Fund - Class D (NWGroFd)
                    (not available for contracts issued on or after October 1, 1993)
                  Nationwide(R) Money Market Fund (NWMyMkt)
                  Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY) Prestige Balanced Fund - Class Y (PrBalY)
                  Prestige International Fund - Class Y (PrIntY)
                  Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
                  Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
                  Prestige Small Cap Fund - Class Y (PrSmCapY)
              Nationwide(R) Separate Account Trust - Income Fund (NSATInc)
                (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Separate Account Trust - Small Company Fund
                (NSATSmCo) (managed for a fee by an affiliated investment advisor)
              Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard) Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr) Oppenheimer Global Fund - Class A (OppGlob)
              Putnam Investors Fund - Class A (PutInvFd)
              Putnam Voyager Fund - Class A (PutVoyFd)
              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
              Seligman Growth Fund, Inc. - Class A (SelGroFd)
              Short-Term Investments Trust - Treasury Portfolio -
                Institutional Class (AIMTreas)
              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R) (TRIntStk)
              Templeton Foreign Fund - Class I (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         All of the above funds were being utilized as of December 31, 1999.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Annuity Payout Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

                             NACo VARIABLE ACCOUNT

     Prior to May 1, 1998 the following charges were deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively. The administration charge was based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

                 Expense                                         Administration
                  Tier                Assets (Millions)              Charge
                ---------              --------------             ------------
                    I                     Up to $10                   .45%
                   II                  Over $10 to $25                .40%
                   III                 Over $25 to $50                .30%
                   IV                 Over $50 to $150                .20%
                    V                     Over $150                   .15%


     The administration charge was determined using the December 31 asset balance and became effective on the following May 1.

     Beginning May 1, 1998 under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and is deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; and (9) any other factors which the Company deems relevant (see summary of variable account fees at Note 5).

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Components of contract owners' equity

     The following is a summary of contract owners' equity at December 31, 1999.

                                                   Asset                                                            Annual
                                                  Charge      Units             Unit Value          Amount          Return(b)
                                                 -------   ----------           ----------      ------------       --------
     American Century: Income &
        Growth Fund .............................  0.80%    3,764,884           $ 1.284360      $   4,835,466         17%
                                                   0.70%    1,505,535             1.285813          1,935,836         17%
                                                   0.55%    1,348,025             1.287995          1,736,249         17%
                                                   0.40%      665,280             1.290181            858,332         17%
                                                   0.25%      240,890             1.292371            311,319         18%
                                                   0.15%    1,150,122             1.293832          1,488,065         18%
     American Century:
        Twentieth Century Growth Fund ...........  0.95%    5,707,048            10.560508         60,269,326         33%
                                                   0.90%    3,347,303            10.579885         35,414,081         33%
                                                   0.80%    2,936,941            10.618746         31,186,630         34%
                                                   0.65%    1,320,330            10.671975         14,090,529         34%
                                                   0.60%       78,744            10.603876            834,992         34%
                                                   0.50%      348,206            10.616300          3,696,659         34%
                                                   0.40%    2,202,427            10.714474         23,597,847         34%
     American Century: Twentieth Century
        International Discovery Fund ............  0.80%    2,162,693             2.028049          4,386,047         87%
                                                   0.70%    1,190,455             2.030338          2,417,026         87%
                                                   0.55%      989,006             2.033777          2,011,418         88%
                                                   0.40%      640,107             2.037221          1,304,039         88%
                                                   0.25%      148,209             2.040671            302,446         88%
                                                   0.15%    2,129,791             2.042975          4,351,110         88%

     American Century:
        Twentieth Century Ultra Fund ............  0.95%   65,151,483             3.245463        211,446,727         40%
                                                   0.90%   30,085,075             3.251418         97,819,154         40%
                                                   0.80%   24,412,865             3.263360         79,667,967         40%
                                                   0.65%   11,013,444             3.279718         36,120,991         41%
                                                   0.60%    1,424,061             3.258789          4,640,714         41%
                                                   0.50%    3,817,930             3.262606         12,456,401         41%
                                                   0.40%   26,111,703             3.292778         85,980,041         41%

     The Bond Fund Of America(SM), Inc. .........  0.95%    2,893,175             2.461916          7,122,754          1%
                                                   0.90%    1,583,478             2.466496          3,905,642          1%
                                                   0.80%      845,978             2.475675          2,094,367          1%
                                                   0.65%      596,763             2.488240          1,484,890          2%
                                                   0.60%       28,883             2.472263             71,406          2%
                                                   0.50%      142,109             2.475221            351,751          2%
                                                   0.40%      928,066             2.498335          2,318,620          2%
     Brown Capital Management -
        Small Company Fund ......................  0.80%      260,522             1.334542            347,678         33%(a)
                                                   0.70%       32,466             1.335232             43,350         34%(a)
                                                   0.55%       25,458             1.336268             34,019         34%(a)
                                                   0.40%       15,085             1.337304             20,173         34%(a)
                                                   0.25%            1             1.338341                  1         34%(a)
                                                   0.15%       40,366             1.339033             54,051         34%(a)

     Dreyfus Appreciation Fund, Inc. ............  0.80%    1,675,249             1.178335          1,974,005          9%
                                                   0.70%      891,896             1.179669          1,052,142          9%
                                                   0.55%      490,711             1.181672            579,859          9%
                                                   0.40%      388,056             1.183678            459,333         10%
                                                   0.25%       29,313             1.185687             34,756         10%
                                                   0.15%      870,689             1.187029          1,033,533         10%

                                  (continued)

                             NACo VARIABLE ACCOUNT


                                                   Asset                                                            Annual
                                                  Charge      Units             Unit Value          Amount          Return(b)
                                                 -------   ----------           ----------      ------------       --------

     Dreyfus Premier Midcap Stock -
        Class A .................................  0.80%      189,449             1.243793            235,635         10%
                                                   0.70%       66,860             1.245200             83,254         10%
                                                   0.55%       24,267             1.247314             30,269         10%
                                                   0.40%       23,734             1.249431             29,654         10%
                                                   0.30%            2             1.250844                  3         10%
                                                   0.15%       85,523             1.252967            107,157         10%

     The Dreyfus Third Century Fund, Inc. .......  0.80%    6,853,289             5.904491         40,465,183         29%
                                                   0.70%    3,581,927             5.926178         21,227,137         29%
                                                   0.55%    2,380,281             5.899679         14,042,894         29%
                                                   0.40%    1,240,608             5.910051          7,332,057         30%
                                                   0.25%      304,659             5.920440          1,803,715         30%
                                                   0.15%    2,405,418             5.981450         14,387,887         30%

     Evergreen Income and Growth
        Fund - Class Y ..........................  0.95%      449,769             2.744107          1,234,214         15%
                                                   0.90%      236,494             2.749144            650,156         15%
                                                   0.80%      121,424             2.759246            335,039         15%
                                                   0.65%      103,645             2.773083            287,416         16%
                                                   0.60%        1,466             2.755385              4,039         16%
                                                   0.50%       10,371             2.758615             28,610         16%
                                                   0.40%      209,219             2.784137            582,494         16%
     Federated Investment Series
        Funds, Inc. - Federated Bond
        Fund - Class F ..........................  0.80%      391,834             0.986932            386,714          3%
                                                   0.70%      114,902             0.988049            113,529          3%
                                                   0.55%       40,682             0.989728             40,264          3%
                                                   0.40%        6,385             0.991409              6,330          3%
                                                   0.25%        6,374             0.993094              6,330          3%
                                                   0.15%       66,416             0.994218             66,032          2%

     Federated U.S. Government
        Securities Fund: 2-5 Years -
        Institutional Shares ....................  0.95%    3,148,641             1.373628          4,325,061          1%
                                                   0.90%    1,609,939             1.376174          2,215,556          1%
                                                   0.80%      966,135             1.381277          1,334,500          1%
                                                   0.65%      605,238             1.388259            840,227          1%
                                                   0.60%       69,872             1.379708             96,403          1%
                                                   0.50%      268,509             1.381446            370,931          1%
                                                   0.40%    1,337,680             1.393823          1,864,489          1%

     Fidelity Advisor Growth Opportunities
        Fund - Class A ..........................  0.80%    1,065,003             1.124760          1,197,873          3%
                                                   0.70%      279,072             1.126033            314,244          3%
                                                   0.55%      445,084             1.127945            502,030          4%
                                                   0.40%      169,301             1.129860            191,286          4%
                                                   0.25%        6,258             1.131779              7,083          4%
                                                   0.15%      166,910             1.133060            189,119          4%

     Fidelity Advisor High Yield Fund -
        Class T .................................  0.80%      288,717             1.144516            330,441          7%
                                                   0.70%      218,567             1.145866            250,448          8%
                                                   0.55%      222,740             1.147891            255,681          8%
                                                   0.40%       99,159             1.149917            114,025          8%
                                                   0.25%          475             1.151943                547          8%
                                                   0.15%       88,793             1.153294            102,404          8%

                             NACo VARIABLE ACCOUNT

                                                   Asset                                                           Annual
                                                  Charge        Units          Unit Value         Amount          Return(b)
                                                 -------      ----------       ----------      ------------       --------

     Fidelity Capital & Income Fund .............  0.95%         157,277       5.414988            851,653         12%
                                                   0.90%          63,602       5.425025            345,042         12%
                                                   0.80%          54,447       5.445140            296,472         12%
                                                   0.65%         121,306       5.472662            663,867         12%
                                                   0.60%              10       5.438956                 54         13%
                                                   0.50%          15,652       5.445808             85,238         13%
                                                   0.40%          52,147       5.494599            286,527         13%

     Fidelity Contrafund ........................  0.95%      84,298,429       3.124830        263,418,260         24%
                                                   0.90%      40,184,712       3.130565        125,800,853         24%
                                                   0.80%      28,730,584       3.142065         90,273,362         24%
                                                   0.65%      12,905,080       3.157817         40,751,881         24%
                                                   0.60%       2,269,071       3.137664          7,119,582         24%
                                                   0.50%       4,921,532       3.141341         15,460,210         24%
                                                   0.40%      23,252,402       3.170395         73,719,299         25%

     Fidelity Equity-Income Fund ................  0.95%      18,191,499       8.164209        148,519,200          6%
                                                   0.90%      10,324,567       8.179193         84,446,626          6%
                                                   0.80%       6,514,414       8.209245         53,478,421          6%
                                                   0.65%       4,029,550       8.250412         33,245,448          6%
                                                   0.60%         292,888       8.197774          2,401,030          7%
                                                   0.50%       1,097,064       8.207390          9,004,032          7%
                                                   0.40%       6,835,046       8.283304         56,616,764          7%

     Fidelity Magellan(R)Fund ...................  0.95%      36,026,007       2.935682        105,760,900         23%
                                                   0.90%      16,600,165       2.941068         48,822,214         23%
                                                   0.80%      12,975,760       2.951871         38,302,770         23%
                                                   0.65%       5,649,149       2.966668         16,759,150         23%
                                                   0.60%         885,057       2.947739          2,608,917         23%
                                                   0.50%       1,981,615       2.951194          5,848,130         23%
                                                   0.40%       8,920,260       2.978484         26,568,852         24%

     Fidelity OTC Portfolio .....................  0.95%      12,343,613       4.348555         53,676,880         71%
                                                   0.90%       6,382,037       4.356533         27,803,555         71%
                                                   0.80%       4,962,923       4.372532         21,700,540         71%
                                                   0.65%       2,949,108       4.394446         12,959,696         71%
                                                   0.60%         267,530       4.366394          1,168,141         71%
                                                   0.50%         551,902       4.371504          2,412,642         72%
                                                   0.40%       7,250,642       4.411934         31,989,354         72%

     Fidelity Puritan(R)Fund ....................  0.95%      11,531,186       1.878662         21,663,201          2%
                                                   0.90%       5,616,280       1.882110         10,570,457          2%
                                                   0.80%       3,553,477       1.889025          6,712,607          2%
                                                   0.65%       1,302,794       1.898498          2,473,352          2%
                                                   0.60%         220,190       1.886386            415,363          2%
                                                   0.50%         434,568       1.888599            820,725          2%
                                                   0.40%       2,155,469       1.906066          4,108,466          2%

     INVESCO Dynamics Fund, Inc. ................  0.80%       5,368,795       1.998173         10,727,781         70%
                                                   0.70%       2,683,126       2.000430          5,367,406         71%
                                                   0.55%       2,158,406       2.003821          4,325,059         71%
                                                   0.40%       1,566,514       2.007217          3,144,334         71%
                                                   0.25%         361,646       2.010619            727,132         71%
                                                   0.15%       3,801,659       2.012890          7,652,321         72%

                                                                     (continued)

                             NACo VARIABLE ACCOUNT


                                                   Asset                                                            Annual
                                                  Charge           Units        Unit Value          Amount          Return(b)
                                                 -------        ----------      ----------      ------------       --------


     INVESCO Total Return Fund ..................  0.80%           515,739        1.001721            516,627          2%
                                                   0.70%           139,419        1.002855            139,817          2%
                                                   0.55%           124,380        1.004559            124,947          2%
                                                   0.40%           158,067        1.006265            159,057          2%
                                                   0.25%               594        1.007975                599          2%
                                                   0.15%           231,417        1.009116            233,527          2%
     The Investment Company
        of America(R) ...........................  0.95%        16,605,220        3.201730         53,165,431         15%
                                                   0.90%         8,076,180        3.207605         25,905,195         16%
                                                   0.80%         5,292,541        3.219387         17,038,738         16%
                                                   0.65%         2,061,483        3.235527          6,669,984         16%
                                                   0.60%           214,097        3.214887            688,298         16%
                                                   0.50%           772,247        3.218656          2,485,597         16%
                                                   0.40%         3,687,311        3.248420         11,977,935         16%

     MAS Funds - Fixed Income Portfolio .........  0.95%         1,710,525        1.391983          2,381,022          2%
                                                   0.90%           761,207        1.394539          1,061,533          2%
                                                   0.80%           471,750        1.399665            660,292          1%
                                                   0.65%           302,278        1.406687            425,211          1%
                                                   0.60%            43,773        1.397708             61,182          1%
                                                   0.50%            35,380        1.399348             49,509          1%
                                                   0.40%           502,118        1.412296            709,139          1%

     Massachusetts Investors Growth
        Stock Fund - Class A ....................  0.95%           291,339       30.435351          8,867,005         37%
                                                   0.90%           148,153       30.491188          4,517,361         38%
                                                   0.80%           130,090       30.603169          3,981,166         38%
                                                   0.65%            65,612       30.756553          2,017,999         38%
                                                   0.60%             2,844       30.560318             86,914         38%
                                                   0.50%            11,080       30.596117            339,005         38%
                                                   0.40%           117,408       30.879021          3,625,444         38%

     MFS(R)Growth Opportunities Fund -
        Class A .................................  0.95%           620,939       15.172145          9,420,977         32%
                                                   0.90%           336,193       15.199990          5,110,130         32%
                                                   0.80%           184,281       15.255834          2,811,360         32%
                                                   0.65%           176,097       15.332326          2,699,977         32%
                                                   0.60%            10,104       15.234453            153,929         32%
                                                   0.50%            17,247       15.252302            263,056         32%
                                                   0.40%           175,440       15.393394          2,700,617         32%

    MFS(R)High Income Fund - Class A ............  0.95%         1,154,155        6.542182          7,550,692          6%
                                                   0.90%           530,540        6.554308          3,477,323          6%
                                                   0.80%           274,998        6.578610          1,809,105          6%
                                                   0.65%           217,273        6.611862          1,436,579          6%
                                                   0.60%            13,293        6.571139             87,350          6%
                                                   0.50%            32,140        6.579417            211,462          6%
                                                   0.40%           359,951        6.638365          2,389,486          7%
     Morgan Stanley Institutional
        Fund, Inc. - Equity Growth
        Portfolio - Class B .....................  0.80%           393,751        1.530130            602,490         38%
                                                   0.70%           189,694        1.531860            290,585         38%
                                                   0.55%           120,451        1.534459            184,827         39%
                                                   0.40%            89,552        1.537062            137,647         39%
                                                   0.25%            31,522        1.539669             48,533         39%
                                                   0.15%           218,285        1.541410            336,467         39%

                              NACo VARIABLE ACCOUNT



                                                   Asset                                                            Annual
                                                  Charge           Units        Unit Value          Amount          Return(b)
                                                 -------        ----------      ----------      ------------       --------

     NAAT - The Aggressive Portfolio ............  0.70%         1,421,322        1.421032          2,019,744         23%
                                                   0.60%           468,988        1.419952            665,940         23%
                                                   0.45%           267,677        1.422449            380,757         24%
                                                   0.25%           353,524        1.425785            504,049         24%
                                                   0.10%             4,175        1.428292              5,963         24%
                                                   0.00%           827,625        1.437196          1,189,459         24%

     NAAT - The Conservative Portfolio ..........  0.70%           551,322        1.144210            630,828          3%
                                                   0.60%           158,183        1.143342            180,857          3%
                                                   0.45%           475,616        1.145355            544,749          3%
                                                   0.25%            81,415        1.148044             93,468          4%
                                                   0.10%             7,541        1.150064              8,673          4%
                                                   0.00%           133,739        1.157231            154,767          4%

     NAAT - The Moderate Portfolio ..............  0.70%         2,040,355        1.307445          2,667,652         14%
                                                   0.60%           501,161        1.306453            654,743         14%
                                                   0.45%           192,070        1.308751            251,372         14%
                                                   0.25%           144,588        1.311822            189,674         15%
                                                   0.10%            19,122        1.314130             25,129         15%
                                                   0.00%           505,429        1.322320            668,339         15%
     NAAT - The Moderately Aggressive
        Portfolio ...............................  0.70%         1,865,891        1.355141          2,528,545         19%
                                                   0.60%           542,336        1.354111            734,383         19%
                                                   0.45%           268,877        1.356493            364,730         19%
                                                   0.25%           467,219        1.359675            635,266         19%
                                                   0.10%            28,922        1.362067             39,394         19%
                                                   0.00%           514,292        1.370557            704,867         19%
     NAAT - The Moderately Conservative
        Portfolio ...............................  0.70%           714,817        1.234169            882,205          9%
                                                   0.60%           341,251        1.233233            420,842          9%
                                                   0.45%           149,629        1.235402            184,852          9%
                                                   0.25%            50,892        1.238302             63,020         10%
                                                   0.15%            11,257        1.240481             13,964         10%
                                                   0.00%           170,427        1.248211            212,729         10%

     Nationwide(R)Fund - Class D ................  0.95%             2,020       26.409607             53,347          1%
                                                   0.80%         3,639,165       26.555267         96,638,998          1%
                                                   0.70%         1,451,429       26.652820         38,684,676          1%
                                                   0.55%           987,329       26.533779         26,197,569          1%
                                                   0.40%           524,819       26.580493         13,949,948          1%
                                                   0.25%            94,899       26.627289          2,526,903          0%
                                                   0.15%           942,318       26.901637         25,349,897          0%

     Nationwide(R)Growth Fund - Class D .........  0.95%           608,149        5.459300          3,320,068         16%
                                                   0.90%           418,385        5.469318          2,288,281         16%
                                                   0.80%           267,313        5.489411          1,467,391         16%
                                                   0.65%            87,937        5.516934            485,143         16%
                                                   0.60%            11,832        5.481731             64,860         16%
                                                   0.50%            22,141        5.488156            121,513         16%
                                                   0.40%           250,812        5.538916          1,389,227         16%

     Nationwide(R)Money Market Fund .............  0.80%         9,606,399        3.259610         31,313,114          4%
                                                   0.70%         4,804,733        3.271683         15,719,563          4%
                                                   0.55%         4,615,246        3.257959         15,036,282          4%
                                                   0.40%         3,933,354        3.289218         12,937,659          4%
                                                   0.25%         1,148,857        3.270268          3,757,070          4%
                                                   0.15%         4,761,747        3.274374         15,591,741          5%



                                                                     (continued)

                             NACo VARIABLE ACCOUNT



                                                   Asset                                                            Annual
                                                  Charge            Units       Unit Value          Amount          Return(b)
                                                 -------         ----------     ----------      ------------       --------

     Nationwide(R)S&P 500 Index Fund -
        Class Y .................................  0.80%          2,766,474       1.299566          3,595,216         19%
                                                   0.70%          1,260,851       1.301036          1,640,413         19%
                                                   0.55%            990,021       1.303244          1,290,239         19%
                                                   0.40%            337,529       1.305455            440,629         19%
                                                   0.25%             61,214       1.307671             80,048         19%
                                                   0.15%            931,890       1.309150          1,219,984         20%

     Nationwide(R)SAT - Income Fund .............  0.80%             10,893       1.005518             10,953          1%(a)
                                                   0.70%             35,556       1.006039             35,771          1%(a)
                                                   0.55%             27,725       1.006821             27,914          1%(a)
                                                   0.40%                342       1.007603                345          1%(a)
                                                   0.25%                173       1.008386                174          1%(a)
                                                   0.15%              1,638       1.008908              1,653          1%(a)
     Nationwide(R)SAT -
        Small Company Fund ......................  0.80%          1,760,003       1.376614          2,422,845         43%
                                                   0.70%            885,218       1.379587          1,221,235         43%
                                                   0.55%            599,934       1.378605            827,072         43%
                                                   0.40%            609,880       1.386578            845,646         43%
                                                   0.25%             19,107       1.383455             26,434         44%
                                                   0.15%            336,343       1.385075            465,860         44%
     Neuberger & Berman Equity Funds(R)-
        Guardian Fund ...........................  0.95%          8,085,725       1.858329         15,025,937          7%
                                                   0.90%          3,862,738       1.861741          7,191,418          7%
                                                   0.80%          2,782,043       1.868582          5,198,475          8%
                                                   0.65%          1,247,986       1.877955          2,343,662          8%
                                                   0.60%             84,823       1.865967            158,277          8%
                                                   0.50%            155,894       1.868155            291,234          8%
                                                   0.40%          3,518,487       1.885443          6,633,907          8%
     Neuberger & Berman Equity Trust(R)-
        Partners Trust ..........................  0.80%             82,850       1.113054             92,217          7%
                                                   0.70%             29,128       1.114314             32,458          7%
                                                   0.55%             15,285       1.116206             17,061          7%
                                                   0.40%             33,245       1.118102             37,171          7%
                                                   0.25%                112       1.120001                125          7%
                                                   0.15%             11,932       1.121268             13,379          8%
     Prestige Balanced Fund -
        Class Y .................................  0.70%            289,882       1.151398            333,770          9%
                                                   0.60%            120,626       1.152701            139,046          9%
                                                   0.45%             64,569       1.154658             74,555          9%
                                                   0.25%            110,352       1.157273            127,707          9%
                                                   0.10%                729       1.159238                845          9%
                                                   0.00%             15,466       1.160549             17,949          9%
     Prestige International Fund -
        Class Y .................................  0.70%            120,441       1.316225            158,527         21%
                                                   0.60%             53,042       1.317714             69,894         21%
                                                   0.45%             31,972       1.319950             42,201         21%
                                                   0.25%             38,590       1.322937             51,052         21%
                                                   0.10%             18,596       1.325181             24,643         21%
                                                   0.00%              3,878       1.326680              5,145         21%




                             NACo VARIABLE ACCOUNT



                                                   Asset                                                            Annual
                                                  Charge          Units         Unit Value          Amount          Return(b)
                                                 -------       ----------       ----------      ------------       --------

     Prestige Large Cap Growth Fund -
        Class Y .................................  0.70%          592,875         1.525781            904,597         34%
                                                   0.60%          260,721         1.527506            398,253         34%
                                                   0.45%          213,341         1.530097            326,432         34%
                                                   0.25%           84,791         1.533558            130,032         34%
                                                   0.10%                2         1.536159                  3         35%
                                                   0.00%          461,957         1.537896            710,442         35%
     Prestige Large Cap Value Fund -
        Class Y .................................  0.70%          184,328         0.993783            183,182          5%
                                                   0.60%           72,468         0.994908             72,099          5%
                                                   0.45%           54,869         0.996598             54,682          5%
                                                   0.25%           90,414         0.998856             90,311          5%
                                                   0.10%                2         1.000552                  2          5%
                                                   0.00%           98,218         1.001685             98,383          5%
     Prestige Small Cap Fund -
        Class Y .................................  0.70%          370,694         1.285935            476,688         18%
                                                   0.60%           75,172         1.287390             96,776         18%
                                                   0.45%           33,279         1.289575             42,916         18%
                                                   0.25%           76,601         1.292494             99,006         18%
                                                   0.10%            2,697         1.294687              3,492         19%
                                                   0.00%           80,612         1.296152            104,485         19%
     Oppenheimer Global Fund -
        Class A .................................  0.80%          772,544         1.739511          1,343,849         57%
                                                   0.70%          526,744         1.741477            917,313         57%
                                                   0.55%          335,264         1.744429            584,844         58%
                                                   0.40%          121,171         1.747386            211,733         58%
                                                   0.25%           59,495         1.750348            104,137         58%
                                                   0.15%          608,170         1.752325          1,065,711         58%

     Putnam Investors Fund - Class A ............  0.95%        2,614,963        31.341504         81,956,873         29%
                                                   0.90%        1,097,069        31.399010         34,446,881         29%
                                                   0.80%          574,562        31.514335         18,106,939         29%
                                                   0.65%          344,475        31.672308         10,910,318         29%
                                                   0.60%           47,678        31.470234          1,500,438         29%
                                                   0.50%           63,483        31.507110          2,000,166         29%
                                                   0.40%          772,650        31.798454         24,569,075         30%

     Putnam Voyager Fund - Class A ..............  0.95%       28,160,360         7.292508        205,359,651         55%
                                                   0.90%       12,706,716         7.305890         92,833,869         55%
                                                   0.80%        8,329,118         7.332728         61,075,157         55%
                                                   0.65%        4,498,006         7.369487         33,147,997         55%
                                                   0.60%          567,839         7.322438          4,157,966         55%
                                                   0.50%        1,195,483         7.331012          8,764,100         55%
                                                   0.40%        7,728,408         7.398826         57,181,146         56%
     SEI Index Funds -
        S&P 500 Index Portfolio .................  0.95%       37,302,650         2.284919         85,233,534         20%
                                                   0.90%       15,887,411         2.289108         36,368,000         20%
                                                   0.80%       11,667,253         2.297509         26,805,619         20%
                                                   0.65%        6,630,666         2.309019         15,310,334         20%
                                                   0.60%          842,011         2.294307          1,931,832         20%
                                                   0.50%          905,209         2.296996          2,079,261         20%
                                                   0.40%       11,925,048         2.318217         27,644,849         20%


                                                                     (continued)

                             NACo VARIABLE ACCOUNT




                                                   Asset                                                            Annual
                                                  Charge      Units             Unit Value          Amount          Return(b)
                                                 -------   ----------           ----------      ------------       --------

     Seligman Growth Fund, Inc. -
        Class A .................................  0.95%      363,615            21.680777          7,883,456         29%
                                                   0.90%      196,213            21.720557          4,261,856         29%
                                                   0.80%       95,801            21.800337          2,088,494         29%
                                                   0.65%       64,846            21.909617          1,420,751         29%
                                                   0.60%        6,797            21.769825            147,970         29%
                                                   0.50%       13,411            21.795334            292,297         30%
                                                   0.40%      147,489            21.996878          3,244,298         30%
     Short-Term Investments Trust -
        Treasury Portfolio -
        Institutional Class .....................  0.95%    3,245,459             1.327776          4,309,243          4%
                                                   0.90%    1,054,742             1.330237          1,403,057          4%
                                                   0.80%      840,048             1.335169          1,121,606          4%
                                                   0.65%      886,018             1.341918          1,188,964          4%
                                                   0.60%       38,201             1.333653             50,947          4%
                                                   0.50%       97,670             1.335333            130,422          4%
                                                   0.40%    1,777,684             1.347297          2,395,068          5%
     T. Rowe Price International Funds,
        Inc. - International Stock Fund(R) ......  0.95%    9,450,213             1.839019         17,379,121         33%
                                                   0.90%    4,231,419             1.842393          7,795,937         33%
                                                   0.80%    3,274,763             1.849161          6,055,564         34%
                                                   0.65%    1,470,871             1.858432          2,733,514         34%
                                                   0.60%      175,403             1.846569            323,894         34%
                                                   0.50%      558,351             1.848732          1,032,241         34%
                                                   0.40%    4,485,126             1.865834          8,368,501         34%

     Templeton Foreign Fund - Class I ...........  0.80%   13,904,517             1.677518         23,325,078         38%
                                                   0.70%    7,963,049             1.683681         13,407,234         38%
                                                   0.55%    5,358,056             1.676147          8,980,889         38%
                                                   0.40%    2,182,090             1.679093          3,663,932         39%
                                                   0.25%      644,504             1.682045          1,084,085         39%
                                                   0.15%    4,179,286             1.699394          7,102,254         39%
     Warburg Pincus Emerging Growth
        Fund Common Shares ......................  0.80%      216,315             1.603948            346,958         41%
                                                   0.70%       92,452             1.605761            148,456         41%
                                                   0.55%      106,549             1.608485            171,382         41%
                                                   0.40%       76,822             1.611214            123,777         41%
                                                   0.25%        8,825             1.613947             14,243         41%
                                                   0.15%      114,151             1.615771            184,442         42%
                                                              =======             ========    ---------------
       Total Contract Owners' Equity                                                          $ 3,883,945,594
                                                                                              ===============


     (a) These  investment  options  were not being  utilized for the entire year.  Accordingly,  the annual  return was computed for such period as the investment  option was utilized.  These investment  options became available to the Account on October 1, 1999.

     (b) The annual return does not include contract charges satisfied by surrendering units.



                             NACo VARIABLE ACCOUNT


(5) Variable account fees
    The following is a summary of variable account fees for the year ended December 31, 1999.

 Percentage                   TOTAL      ACIncGro      ACTCGro      ACTCIntDis    ACTCUltra        BdFdAm      BrnCapSmCo
------------               -----------   ---------   -----------   -----------   -----------     -----------   -----------
   0.95% ..................$10,890,030        --         491,265          --       1,549,183         69,900          --
   0.90% ..................  4,841,447        --         259,161          --         664,056         35,946          --
   0.80% ..................  4,613,599      21,423       205,291         8,235       487,482         17,747           162
   0.70% ..................    652,245       8,513          --           4,575          --             --              84
   0.65% ..................  1,294,722        --          77,076          --         181,377         10,345          --
   0.60% ..................     57,788        --           1,278          --           6,725            121          --
   0.55% ..................    339,905       6,121          --           3,182          --             --              56
   0.50% ..................    298,119        --          15,485          --          47,338          1,874          --
   0.45% ..................      8,019        --            --            --            --             --            --
   0.40% ..................  1,644,990       1,589        77,961         2,822       265,281          8,735            19
   0.30% ..................      5,336          21           295          --           1,363           --            --
   0.25% ..................     23,710         459          --             305          --             --            --
   0.15% ..................     95,348       1,277          --           1,534          --             --              12
   0.10% ..................         83        --            --            --            --             --            --
                            ----------  ----------   -----------   -----------   -----------      ---------     ---------
Total variable
  account fees .........   $24,765,341      39,403     1,127,812        20,653     3,202,805        144,668           333
                           ===========  ==========   ===========   ===========   ===========      =========     =========

 Percentage                     DryApp      DryPreMCap      Dry3dCen
------------                  -----------   -----------   -----------
   0.95% ..................   $     --            --            --
   0.90% ..................         --            --            --
   0.80% ..................        9,826         1,127       269,449
   0.70% ..................        5,547           453       118,330
   0.65% ..................         --            --            --
   0.60% ..................         --            --            --
   0.55% ..................        2,325           101        63,960
   0.50% ..................         --            --            --
   0.45% ..................         --            --            --
   0.40% ..................        1,134            55        23,287
   0.30% ..................           14          --             211
   0.25% ..................           92          --           4,008
   0.15% ..................        1,108           162        17,950
   0.10% ..................         --            --            --
                               ---------     ---------     ---------
Total variable
  account fees .........       $  20,046         1,898       497,195
                               =========     =========     =========






  Percentage               EvIncGro         FedBdFd      FedUSGvt       FAGrOppA      FAHiYld     FidCapInc     FidContr
------------             -----------      -----------   -----------   -----------   -----------  ----------   -----------
   0.95% ................  $  11,951          --          44,313          --            --        $   8,339     2,134,753
   0.90% ................      6,035          --          21,003          --            --            3,010       939,017
   0.80% ................      2,546         2,619        11,593         4,958         1,516          2,351       617,471
   0.70% ................       --             183          --           1,744         1,095           --            --
   0.65% ................      1,830          --           5,590          --            --            4,555       224,209
   0.60% ................          7          --             163          --            --             --          11,065
   0.55% ................       --             546          --           1,856         1,518           --            --
   0.50% ................        234          --           1,464          --            --              416        68,444
   0.45% ................       --            --            --            --            --             --            --
   0.40% ................      2,278           134         6,873           483            80          1,123       251,838
   0.30% ................       --            --            --               2          --             --            --
   0.25% ................       --              22          --              10          --             --            --
   0.15% ................       --              78          --             127           134           --            --
   0.10% ................       --            --            --            --            --             --            --
                           ---------    ----------     ---------     ---------     ---------      ---------     ---------
Total variable
  account fees ........    $  24,881         3,582        90,999         9,180         4,343      $  19,794     4,246,797
                           =========    ==========     =========     =========     =========      =========     =========

  Percentage                   FidEqInc     FidMgIn        FidOTC
------------                -----------   -----------   -----------
   0.95% ................   $ 1,456,461       864,499       281,904
   0.90% ................       752,426       366,006       123,670
   0.80% ................       430,578       261,002        91,383
   0.70% ................          --            --            --
   0.65% ................       224,300        92,687        38,167
   0.60% ................         4,054         4,144         1,540
   0.55% ................          --            --            --
   0.50% ................        48,471        25,714         7,257
   0.45% ................          --            --            --
   0.40% ................       234,272        90,181        60,647
   0.30% ................          --            --            --
   0.25% ................          --            --            --
   0.15% ................          --            --            --
   0.10% ................          --            --            --
                             ---------     ---------    ---------
Total variable
  account fees ........     $3,150,562     1,704,233      604,568
                             =========     =========      =======




                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

 Percentage           FidPurtn     InvDynam  InvTotRet  InvCoAm      MASFIP    MFSGrStk   MFSGrOpp   MFSHiInc    MSIEqGroB  NAATAggr
------------        -----------    --------  ---------  -------      ------    -------    --------   --------    ---------  --------
   0.95% ..........    $203,497       --         --      458,333     25,095     69,134     73,917     75,640       --         --
   0.90% ..........      93,004       --         --      201,863     11,446     32,146     37,605     30,842       --         --
   0.80% ..........      54,858     20,326      3,542    122,618      4,692     24,802     18,637     15,592      2,223       --
   0.70% ..........        --       10,064        501       --         --         --         --         --          539      9,765
   0.65% ..........      15,732       --         --       39,381      2,802     10,395     14,173      9,619       --         --
   0.60% ..........         707       --         --        1,105        105        127        223        148       --        2,945
   0.55% ..........        --        6,420        486       --         --         --         --         --          460       --
   0.50% ..........       5,020       --         --       12,319        250      1,743      1,650      1,334       --         --
   0.45% ..........        --         --         --         --         --         --         --         --         --        1,303
   0.40% ..........      17,450      3,817        483     41,973      3,313     11,565      9,172     10,951        219       --
   0.30% ..........        --            2       --         --         --         --         --         --         --         --
   0.25% ..........        --          418       --         --         --         --         --         --           17        673
   0.15% ..........        --        3,021        177       --         --         --         --         --          186       --
   0.10% ..........        --         --         --         --         --         --         --         --         --            2
                    -----------     ------      -----    -------    ------     -------    -------    -------      -----     ------
Total variable
 account fees ..... $   390,268     44,068      5,189    877,592    47,703     149,912    155,377    144,126      3,644     14,688
                    ===========     ======      =====    =======    ======     =======    =======    =======      =====     ======


 Percentage          NAATCons     NAATMod   NAATModAgg  NAATModCon   NWFund     NWGroFd    NWMyMkt   NWIndxFdY    NSATInc   NSATSmCo
------------        -----------   --------  ----------  ----------   ------     -------    -------   ---------    -------   --------
   0.95% .......... $      --         --        --         --           298      31,105        --        --         --          --
   0.90% ..........        --         --        --         --          --        18,886        --        --         --          --
   0.80% ..........        --         --        --         --       759,547      11,013     194,617    14,338         38      12,792
   0.70% ..........       3,453     14,185    11,968      5,592     269,976        --        86,357     7,005         52       4,988
   0.65% ..........        --         --        --         --          --         2,865        --        --         --          --
   0.60% ..........         952      2,644     2,848      1,539        --           104        --        --         --          --
   0.55% ..........        --         --        --         --       145,305        --        56,705     3,411         34       3,378
   0.50% ..........        --         --        --         --          --           674        --        --         --          --
   0.45% ..........       2,762      1,071     1,075        753        --          --          --        --         --          --
   0.40% ..........        --         --        --         --        55,076       5,120      38,884       938       --         2,310
   0.30% ..........        --         --        --         --         1,102          14         564      --         --             4
   0.25% ..........         304        186     1,036        152       6,946        --         6,012       251       --            79
   0.15% ..........        --         --        --         --        40,838        --        17,958     1,114          1         460
   0.10% ..........           7         31        31       --          --          --          --        --         --          --
------------        -----------   --------  --------   --------   ---------     -------    -------   --------     ------     -------
Total variable
  account fees .....$     7,478     18,117    16,958      8,036   1,279,088      69,781     401,097    27,057        125      24,011
                    ===========   ========  ========   ========   =========     =======    ========  ========     ======      ======





                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

 Percentage         NBGuard     NBPartTr    PrBalY     PrIntY  PrLgCapGrY  PrLgCpValY   PrSmCapY      OppGlob   PutInvFd    PutVoyFd
 ----------         -------     --------    ------     ------  ----------  ----------   --------      -------   --------    --------
   0.95% ......... $ 143,904       --          --        --         --          --          --          --       637,729   1,380,052
   0.90% .........    64,716       --          --        --         --          --          --          --       244,016     564,931
   0.80% .........    40,323        402        --        --         --          --          --         2,658     125,149     347,694
   0.70% .........      --          262       1,566       651      2,400         726       1,755       2,104        --          --
   0.65% .........    15,915       --          --        --         --          --          --          --        58,812     151,395
   0.60% .........       261       --           581       348      1,296         429         417        --         2,297       5,697
   0.55% .........      --          403        --        --         --          --          --           951        --          --
   0.50% .........     2,083       --          --        --         --          --          --          --         8,363      30,969
   0.45% .........      --         --           213       107        432         146         157        --          --          --
   0.40% .........    27,159         54        --        --         --          --          --           226      81,771     158,543
   0.30% .........      --         --          --        --         --          --          --             1         815         810
   0.25% .........      --         --           184        45        150          83         100          28        --          --
   0.15% .........      --            5        --        --         --          --          --           354        --          --
   0.10% .........      --         --          --          10       --             1           1        --          --          --
                    --------   --------    --------    ------  ---------   ---------    --------      ------   ---------   --------
Total variable
  account fees ... $ 294,361      1,126       2,544     1,161      4,278       1,385       2,430       6,322   1,158,952   2,640,091
                   =========   ========    ========    ======  =========   =========    ========     =======   =========   =========


Percentage            SEI500Ix    SelGroFd    AIMTreas   TRIntStk   TemForFd    WPEmGro
----------            --------    --------    --------   --------   --------    -------
   0.95% ......... $   658,477      60,995      27,845    131,441       --         --
   0.90% .........     273,304      30,690      12,214     55,454       --         --
   0.80% .........     176,277      14,505       5,846     37,885    155,115      1,351
   0.70% .........        --          --          --         --       77,099        713
   0.65% .........      80,995       7,320       9,595     15,587       --         --
   0.60% .........       3,114         226         100        478       --         --
   0.55% .........        --          --          --         --       42,231        456
   0.50% .........      10,553       1,342         558      4,564       --         --
   0.45% .........        --          --          --         --         --         --
   0.40% .........      92,425      10,958       5,491     27,173     10,890        237
   0.30% .........        --          --          --         --          118       --
   0.25% .........        --          --          --         --        2,135         15
   0.15% .........        --          --          --         --        8,779         73
   0.10% .........        --          --          --         --         --         --
                      --------    --------    --------   --------   --------    -------
Total variable
  account fees ...  $1,295,145     126,036      61,649    272,582    296,367      2,845
                    ==========    ========    ========   ========   ========    =======


                                                                     (Continued)




                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

    The following is a summary of variable account fees for the period May 1, 1998 to December 31, 1998.

Percentage            TOTAL     ACIncGro    ACTCGro    ACTCIntDis   ACTCUltra     BdFdAm   DryApp    DryPreMCap   Dry3dCen  EvIncGro
----------            -----     ---------   --------   ----------   ---------     ------   ------    ----------   --------  --------
   0.95% .........$ 6,585,520        --      291,751        --       759,586      48,961       --         --      140,954      9,437
   0.90% .........  2,627,146        --      140,063        --       302,906      23,071       --         --       57,233      4,039
   0.80% .........  1,994,050          39    108,208          59     218,855      10,944         30          1     63,645      1,495
   0.70% .........    692,150          26     35,014          25      72,777       4,882         32       --       28,547      1,025
   0.65% .........    961,637        --       45,760        --       124,179       6,454       --         --       22,436      1,793
   0.60% .........        763        --         --          --          --          --         --         --         --         --
   0.55% .........     37,994          14       --             1       4,718        --            9       --        6,650       --
   0.50% .........     41,007        --        1,755        --          --           423       --         --         --           50
   0.45% .........     54,298        --         --          --        53,860        --         --         --         --         --
   0.40% .........    282,706        --       18,239          47        --         2,502          2       --        2,530        617
   0.30% .........      7,558        --          612        --         1,383        --         --         --          215       --
   0.25% .........      2,468        --         --          --          --          --         --         --          472       --
   0.20% .........     18,215           2       --             3        --          --            9       --        3,831       --
   0.15% .........          4        --         --          --          --          --         --         --         --         --
                   ----------   ---------   --------   ---------   ---------      ------   --------  ---------    -------     ------
Total variable
  account fees ...$13,305,516          81    641,402         135   1,538,264      97,237         82          1    326,513     18,456
                  ===========   =========   ========   =========   =========      ======   ========  =========    =======     ======


Percentage          FedBdFd     FedUSGvt    FAGrOppA    FAHiYld     FidCapInc   FidContr     FidEqInc   FidMgIn    FidOTC   FidPurtn
----------          -------     --------    --------    -------     ---------   --------     --------   -------    ------   --------
   0.95% .........$     --        19,714        --          --         6,051   1,125,435     978,414    451,976    103,690   113,951
   0.90% .........      --         8,478        --          --         1,794     444,624     425,805    162,898     39,859    51,253
   0.80% .........        23       5,953           3        --         2,081     298,523     312,268    129,279     30,080    30,852
   0.70% .........         1       1,704        --          --         2,390     102,142     122,006     34,728     10,397     8,562
   0.65% .........      --         3,102        --          --         1,369     129,942     187,833     48,548     19,507    10,664
   0.60% .........      --          --          --          --          --          --          --         --         --        --
   0.55% .........      --          --             2           1        --          --          --         --         --        --
   0.50% .........      --           240        --          --            50      10,615      10,019      3,626        867     1,237
   0.45% .........      --          --          --          --          --          --          --         --         --        --
   0.40% .........        13       1,723        --          --           203      54,439      54,720     16,607      6,061     5,038
   0.30% .........      --          --          --          --          --          --          --         --         --        --
   0.25% .........      --          --          --          --          --          --          --         --         --        --
   0.20% .........         2        --             4           3        --          --          --         --         --        --
   0.15% .........      --          --          --          --          --          --          --         --         --        --
                  ----------    --------    --------    -------     --------   ---------    --------   --------    ------   --------
Total variable
  account fees ...$       39      40,914           9           4      13,938   2,165,720   2,091,065    847,662    210,461   221,557
                  ==========    ========    ========    ========    ========   =========   =========   ========    =======  ========





                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

Percentage        InvDynam    InvTotRet    InvCoAm    MASFIP     MFSGrStk    MFSGrOpp    MFSHiInc  MSIEqGroB  NAATAggr   NAATCons
----------        --------    ---------    -------    ------     --------    --------    --------  ---------  --------   --------
   0.95% ......... $  --          --       261,313    14,823      39,089      45,624      50,190      --       2,542       709
   0.90% .........    --          --       102,917     5,931      17,056      23,186      19,064      --       1,134       224
   0.80% .........      15           3      64,000     2,164      14,382      14,053      12,776         2       565        74
   0.70% .........       3           1      17,363       678       2,997       4,916       3,950      --         913       416
   0.65% .........    --          --        22,042     1,540       8,276       8,810       9,234      --       1,495       107
   0.60% .........    --          --          --        --          --          --          --        --         244        83
   0.55% .........       3           1        --        --          --          --          --        --        --        --
   0.50% .........    --          --         2,190        93         305         451         411      --        --        --
   0.45% .........    --          --          --        --          --          --          --        --         132        93
   0.40% .........      74        --        10,196       909       1,821       1,206       2,951         4      --        --
   0.30% .........    --          --          --        --          --          --          --        --        --        --
   0.25% .........    --          --          --        --          --          --          --        --          51      --
   0.20% .........    --             1        --        --          --          --          --        --        --          31
   0.15% .........    --          --          --        --          --          --          --        --        --        --
                   -------    ---------    -------    ------     -------     -------     -------   -------    ------     -----
Total variable
  account fees ... $    95           6     480,021    26,138      83,926      98,246      98,576         6     7,076     1,737
                   =======    =========    =======    ======     =======     =======     =======   =======    ======     =====


Percentage         NAATMod    NAATModAgg  NAATModCon    NWFund     NWGroFd      NWMyMkt   NWIndxFdY  NSATSmCo  NBGuard   NBPartTr
----------         -------    ----------  ----------    ------     -------      -------   ---------  --------  -------   --------
   0.95% ......... $ 2,960        3,575      1,364     352,279      20,220       99,303       --       3,959   105,386      --
   0.90% .........     458          536        310     133,584      11,298       49,646       --       2,442    42,598      --
   0.80% .........     317          623        613     175,591       6,348       50,606         68     2,154    30,545      --
   0.70% .........   1,163        1,052        375      63,159       3,461       24,629         58     1,044     8,382        36
   0.65% .........     210          654        176      49,597       2,479       34,448       --         636    20,994      --
   0.60% .........     190          128        112        --          --           --         --        --        --        --
   0.55% .........    --           --         --        16,710        --          4,921       --         309      --           1
   0.50% .........    --           --         --          --            92         --         --        --         772      --
   0.45% .........      73          101         37        --          --           --         --        --        --        --
   0.40% .........    --           --         --         6,433       1,423        9,983          7       347     7,492         3
   0.30% .........    --           --         --         1,673         129          363       --           7      --        --
   0.25% .........       6           47         38         922        --            658          8        25      --        --
   0.20% .........    --              1       --         9,975        --          1,925          3        45      --        --
   0.15% .........       1            3       --          --          --           --         --        --        --        --
                   -------    ---------   --------    --------     -------      -------   ---------  -------   -------   --------
Total variable
  account fees ... $ 5,378        6,720      3,025     809,923      45,450      276,482        144    10,968   216,169        40
                   =======    =========   ========    ========     =======      =======   ========    ======   =======   =======


                                                                     (Continued)




                                                        NACo VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, Continued

Percentage          PrBalY    PrIntY   PrLgCapGrY  PrLgCpValY   PrSmCapY     OppGlob    PutInvFd    PutVoyFd    SEI500Ix  SelGroFd
----------          ------    ------   ----------  ----------   --------     -------    --------    --------    --------  --------
   0.95% ......... $  --        --          --        --          --           --        299,060     715,316     291,873    32,833
   0.90% .........    --        --          --        --          --           --         99,102     254,919     108,987    14,122
   0.80% .........    --        --          --        --          --              5       70,035     173,289      80,858     8,033
   0.70% .........      51         1          19      --             1         --         18,059      60,859      21,698     2,478
   0.65% .........    --        --          --        --          --           --         38,689      87,003      34,323     5,845
   0.60% .........    --        --          --        --             6         --           --          --          --        --
   0.55% .........    --        --          --        --          --           --           --          --          --        --
   0.50% .........    --        --          --        --          --           --            895       3,233       2,270       249
   0.45% .........    --        --             1         1        --           --           --          --          --        --
   0.40% .........    --        --          --        --          --           --         14,344      32,851      19,442     2,131
   0.30% .........    --        --          --        --          --           --          1,269       1,627        --        --
   0.25% .........    --        --          --        --             1         --           --          --          --        --
   0.20% .........    --        --          --        --          --           --           --          --          --        --
   0.15% .........    --        --          --        --          --           --           --          --          --        --
                    ------    ------    --------    ------   ---------       ------     --------    --------    --------  --------
Total variable
  account fees ... $    51         1          20         1           8            5      541,453   1,329,097     559,451    65,691
                    ======    ======    ========    =======  =========       ======     ========   =========    ========  ========


Percentage         AIMTreas     TRIntStk    TemForFd    WPEmGro
----------         --------     --------    --------    -------
   0.95% ......... $12,180      80,016      100,986        --
   0.90% .........   5,583      30,625       41,401        --
   0.80% .........   2,162      23,257       49,172           2
   0.70% .........   3,559       8,452       18,118           1
   0.65% .........   2,505      18,120       12,867        --
   0.60% .........    --          --           --          --
   0.55% .........    --          --          4,652           2
   0.50% .........      81       1,083         --          --
   0.45% .........    --          --           --          --
   0.40% .........   1,419       5,731        1,198        --
   0.30% .........    --          --            280        --
   0.25% .........    --          --            240        --
   0.20% .........    --          --          2,380        --
   0.15% .........    --          --           --          --
                   -------     -------      -------     -------
Total variable
  account fees ... $27,489     167,284      231,294           5
                   =======     =======      =======     =======


                           Independent Auditors' Report
                           ---------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of NACo Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                       U.S.Postage
                                                                                                         PAID
                                                                                                     Columbus, Ohio
                                                                                                      Permit No.521



Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company